UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Balanced Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	1.06%
Actual		$ 1,000.00	$ 670.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class T	1.30%
Actual		$ 1,000.00	$ 669.20	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.82%
Actual		$ 1,000.00	$ 667.80	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Class C	1.81%
Actual		$ 1,000.00	$ 667.50	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.79%
Actual		$ 1,000.00	$ 670.70	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.5	0.8
Microsoft Corp.	1.3	0.0
Procter & Gamble Co.	1.3	0.6
AT&T, Inc.	1.1	1.2
Verizon Communications, Inc.	1.0	0.6
	6.2
Top Five Bond Issuers as of February 28, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.7	9.2
U.S. Treasury Obligations	6.7	4.1
Freddie Mac	5.6	5.8
Government National Mortgage Association	0.8	1.0
Federal Home Loan Bank	0.5	0.0
	24.3
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	10.6	9.5
Health Care	9.6	6.4
Financials	9.7	16.5
Energy	9.1	12.0
Consumer Staples	9.0	4.1
Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Stocks and Equity Futures 59.4%		Stocks and Investment Companies 65.5%
	Bonds 45.0%		Bonds 40.1%
	Convertible Securities 0.2%		Convertible Securities 0.8%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets † (4.9)%		Short-Term Investments and Net Other Assets † (6.6)%
* Foreign investments	10.1%	** Foreign investments	10.3%

† Short-term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.1%
Gentex Corp.	45,800	$ 366
Johnson Controls, Inc.	51,100	582
		948
Automobiles - 0.1%
Renault SA	3,700	53
Toyota Motor Corp. sponsored ADR	5,800	366
		419
Distributors - 0.2%
Li & Fung Ltd.	779,000	1,688
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(e)	3,500	157
Service Corp. International	33,800	114
		271
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	10,300	221
McDonald's Corp.	81,100	4,237
Wendy's/Arby's Group, Inc.	29,600	134
		4,592
Household Durables - 0.2%
Centex Corp.	6,890	43
D.R. Horton, Inc.	48,400	409
Fortune Brands, Inc.	5,700	135
Harman International Industries, Inc.	11,000	117
Mohawk Industries, Inc. (a)	24,124	545
Newell Rubbermaid, Inc.	24,300	137
Pulte Homes, Inc.	19,300	177
Whirlpool Corp.	6,745	150
		1,713
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	25,062	200
Priceline.com, Inc. (a)	3,400	289
		489
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	7,700	176
Media - 1.4%
Central European Media Enterprises Ltd. Class A (a)	32,800	209
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	192,200	$ 2,510
Class A (special) (non-vtg.)	6,900	84
Discovery Communications, Inc. (a)	16,200	251
Liberty Global, Inc. Class A (a)	32,500	399
News Corp. Class A	41,800	232
Omnicom Group, Inc.	57,900	1,391
The DIRECTV Group, Inc. (a)	36,000	718
The Walt Disney Co.	46,700	783
Time Warner Cable, Inc. (a)	61,400	1,119
Time Warner, Inc.	266,909	2,037
Viacom, Inc. Class B (non-vtg.) (a)	51,500	793
		10,526
Multiline Retail - 0.3%
Kohl's Corp. (a)	6,288	221
Target Corp.	54,500	1,543
		1,764
Specialty Retail - 1.2%
Home Depot, Inc.	49,400	1,032
Lowe's Companies, Inc.	130,300	2,064
MarineMax, Inc. (a)	19,014	27
OfficeMax, Inc.	17,288	66
PetSmart, Inc.	36,377	729
Ross Stores, Inc.	35,079	1,036
Sally Beauty Holdings, Inc. (a)	18,000	70
Sherwin-Williams Co.	8,200	377
Staples, Inc.	54,340	867
Tiffany & Co., Inc.	8,700	166
TJX Companies, Inc.	80,200	1,786
Urban Outfitters, Inc. (a)	20,400	339
Zumiez, Inc. (a)	38,500	304
		8,863
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	36,500	595
LVMH Moet Hennessy - Louis Vuitton	3,300	187
NIKE, Inc. Class B	17,300	718
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ports Design Ltd.	123,500	$ 126
VF Corp.	4,000	208
		1,834
TOTAL CONSUMER DISCRETIONARY		33,283
CONSUMER STAPLES - 8.0%
Beverages - 2.6%
Anheuser-Busch InBev NV	67,836	1,853
Coca-Cola Enterprises, Inc.	43,300	497
Coca-Cola FEMSA SAB de CV sponsored ADR	7,936	247
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	12,262	144
Coca-Cola Icecek AS	32,000	133
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,950	281
Constellation Brands, Inc. Class A (sub. vtg.) (a)	101,910	1,330
Cott Corp. (a)	88,744	71
Diageo PLC sponsored ADR	17,000	790
Dr Pepper Snapple Group, Inc. (a)	10,000	141
Embotelladora Andina SA sponsored ADR	20,739	297
Fomento Economico Mexicano SAB de CV sponsored ADR	5,400	124
Molson Coors Brewing Co. Class B	41,100	1,448
Pepsi Bottling Group, Inc.	14,200	263
PepsiCo, Inc.	111,900	5,387
Pernod Ricard SA	8,300	452
SABMiller PLC	8,062	117
The Coca-Cola Co.	140,600	5,744
		19,319
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	29,200	1,236
CVS Caremark Corp.	143,350	3,690
Kroger Co.	45,800	947
Safeway, Inc.	52,498	971
Wal-Mart Stores, Inc.	89,150	4,390
Walgreen Co.	70,400	1,680
		12,914
Food Products - 1.2%
Archer Daniels Midland Co.	43,000	1,146
Bunge Ltd.	3,100	145
Cadbury PLC sponsored ADR	4,600	141
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	29,090	$ 1,087
Groupe Danone	8,661	411
Kraft Foods, Inc. Class A	15,300	349
Lindt & Spruengli AG	8	149
Nestle SA (Reg.)	72,305	2,363
Perdigao SA	9,900	122
PureCircle Ltd. (a)	2,800	7
Ralcorp Holdings, Inc. (a)	2,450	148
Sadia SA ADR	24,000	82
SLC Agricola SA	26,900	158
Tyson Foods, Inc. Class A	74,000	624
Unilever NV (NY Shares)	90,900	1,737
Viterra, Inc. (a)	18,500	147
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	2,600	77
		8,893
Household Products - 1.5%
Colgate-Palmolive Co.	22,500	1,354
Kimberly-Clark Corp.	7,500	353
Procter & Gamble Co.	194,324	9,361
		11,068
Personal Products - 0.3%
Avon Products, Inc.	80,300	1,412
Mead Johnson Nutrition Co. Class A (a)	16,000	441
		1,853
Tobacco - 0.6%
Altria Group, Inc.	61,000	942
British American Tobacco PLC sponsored ADR	47,000	2,399
Philip Morris International, Inc.	36,096	1,208
Souza Cruz Industria Comerico	7,750	155
		4,704
TOTAL CONSUMER STAPLES		58,751
ENERGY - 7.7%
Energy Equipment & Services - 1.9%
Global Industries Ltd. (a)	43,932	139
Nabors Industries Ltd. (a)	129,647	1,259
National Oilwell Varco, Inc. (a)	134,600	3,598
Noble Corp.	99,792	2,454
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	50,395	$ 433
Pride International, Inc. (a)	35,600	614
Schlumberger Ltd. (NY Shares)	32,200	1,226
Smith International, Inc.	36,350	781
Superior Energy Services, Inc. (a)	9,400	124
Transocean Ltd. (a)	1,800	108
Weatherford International Ltd. (a)	309,400	3,301
		14,037
Oil, Gas & Consumable Fuels - 5.8%
Apache Corp.	30,100	1,779
Cabot Oil & Gas Corp.	45,200	921
Canadian Natural Resources Ltd.	79,500	2,556
Chevron Corp.	51,000	3,096
Comstock Resources, Inc. (a)	49,182	1,497
Concho Resources, Inc. (a)	179,065	3,572
Concho Resources, Inc. (a)(n)	29,582	590
Continental Resources, Inc. (a)(e)	26,100	415
Denbury Resources, Inc. (a)	170,528	2,196
El Paso Corp.	173,500	1,171
Ellora Energy, Inc. (a)(f)	106,700	650
Energy Resources of Australia Ltd.	20,471	237
EXCO Resources, Inc. (a)	138,550	1,262
Hess Corp.	40,382	2,208
Occidental Petroleum Corp.	23,400	1,214
OPTI Canada, Inc. (a)	132,128	104
Petrohawk Energy Corp. (a)	298,935	5,088
Plains Exploration & Production Co. (a)	61,190	1,171
Range Resources Corp.	9,050	322
Royal Dutch Shell PLC Class A sponsored ADR	88,000	3,869
SandRidge Energy, Inc. (a)	792	5
Southwestern Energy Co. (a)	90,471	2,603
Suncor Energy, Inc.	100,000	2,080
Sunoco, Inc.	5,138	172
Ultra Petroleum Corp. (a)	29,200	1,026
Uranium One, Inc. (a)	51,800	79
Whiting Petroleum Corp. (a)	439	10
Williams Companies, Inc.	244,500	2,763
		42,656
TOTAL ENERGY		56,693
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 5.6%
Capital Markets - 1.0%
BlackRock, Inc. Class A	4,100	$ 397
Goldman Sachs Group, Inc.	28,400	2,587
Janus Capital Group, Inc.	27,100	120
Morgan Stanley	130,478	2,550
Northern Trust Corp.	8,600	478
State Street Corp.	47,100	1,190
		7,322
Commercial Banks - 1.3%
Bangkok Bank Ltd. PCL (For. Reg.)	172,400	351
Mitsubishi UFJ Financial Group, Inc.	10,500	47
PNC Financial Services Group, Inc.	81,280	2,222
TCF Financial Corp.	31,700	389
U.S. Bancorp, Delaware	113,400	1,623
UCBH Holdings, Inc.	25,381	41
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	241
Wells Fargo & Co.	387,085	4,684
		9,598
Consumer Finance - 0.2%
American Express Co.	21,500	259
Capital One Financial Corp.	66,300	799
Discover Financial Services	66,930	384
Promise Co. Ltd.	12,200	163
SLM Corp. (a)	63,800	293
		1,898
Diversified Financial Services - 1.8%
Bank of America Corp.	475,961	1,880
JPMorgan Chase & Co.	488,880	11,171
		13,051
Insurance - 1.2%
ACE Ltd.	44,040	1,608
Fidelity National Financial, Inc. Class A	15,544	258
Marsh & McLennan Companies, Inc.	51,200	918
MetLife, Inc.	77,340	1,428
PartnerRe Ltd.	14,800	916
Principal Financial Group, Inc.	37,900	303
Prudential Financial, Inc.	43,800	719
Reinsurance Group of America, Inc.	15,772	429
Sony Financial Holdings, Inc.	325	836
The Travelers Companies, Inc.	15,520	561
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group	53,000	$ 540
W.R. Berkley Corp.	7,300	152
		8,668
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp.	10,000	30
SL Green Realty Corp.	8,500	99
Vornado Realty Trust	14,200	465
		594
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	22,500	169
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (n)	130,000	3
TOTAL FINANCIALS		41,303
HEALTH CARE - 9.3%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	1,000	34
Amgen, Inc. (a)	44,614	2,183
Biogen Idec, Inc. (a)	39,800	1,832
BioMarin Pharmaceutical, Inc. (a)(e)	9,254	111
CSL Ltd.	16,930	392
Genentech, Inc. (a)	23,592	2,018
Genzyme Corp. (a)	32,800	1,999
Gilead Sciences, Inc. (a)	78,218	3,504
Myriad Genetics, Inc. (a)	4,819	380
ONYX Pharmaceuticals, Inc. (a)	7,897	237
United Therapeutics Corp. (a)	5,699	382
		13,072
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	69,300	3,528
C.R. Bard, Inc.	12,343	991
Cooper Companies, Inc.	9,100	200
Covidien Ltd.	83,854	2,656
Edwards Lifesciences Corp. (a)	10,770	599
Mako Surgical Corp.	26,100	204
Masimo Corp. (a)	13,125	328
Medtronic, Inc.	18,700	553
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	84,000	$ 140
St. Jude Medical, Inc. (a)	21,263	705
		9,904
Health Care Providers & Services - 1.0%
CardioNet, Inc.	6,427	161
Express Scripts, Inc. (a)	33,737	1,697
Henry Schein, Inc. (a)	10,100	370
McKesson Corp.	12,300	505
Medco Health Solutions, Inc. (a)	74,514	3,024
UnitedHealth Group, Inc.	48,911	961
WellPoint, Inc. (a)	17,100	580
		7,298
Health Care Technology - 0.1%
HLTH Corp. (a)	108,693	1,187
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	25,000	783
QIAGEN NV (a)	51,251	821
Waters Corp. (a)	12,812	451
		2,055
Pharmaceuticals - 4.8%
Abbott Laboratories	122,939	5,820
Allergan, Inc.	70,410	2,728
Bristol-Myers Squibb Co.	93,832	1,727
Elan Corp. PLC sponsored ADR (a)	46,000	284
Johnson & Johnson	110,979	5,549
Merck & Co., Inc.	170,660	4,130
Novo Nordisk AS Series B	15,500	755
Perrigo Co.	6,700	135
Pfizer, Inc.	403,400	4,966
Pronova BioPharma ASA (a)	66,300	212
Schering-Plough Corp.	134,799	2,344
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,600	160
Valeant Pharmaceuticals International (a)	35,221	613
Wyeth	148,694	6,070
		35,493
TOTAL HEALTH CARE		69,009
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.3%
General Dynamics Corp.	11,800	$ 517
Honeywell International, Inc.	71,200	1,910
Lockheed Martin Corp.	41,500	2,619
Raytheon Co.	56,972	2,277
The Boeing Co.	21,700	682
United Technologies Corp.	35,800	1,462
		9,467
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	71,400	2,955
FedEx Corp.	20,800	899
United Parcel Service, Inc. Class B	68,400	2,817
		6,671
Airlines - 0.0%
AMR Corp. (a)	28,800	118
Building Products - 0.1%
Masco Corp.	62,711	323
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	60,300	2,893
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	9,700	130
Quanta Services, Inc. (a)(e)	90,400	1,591
		1,721
Electrical Equipment - 0.4%
Alstom SA	21,400	1,004
Cooper Industries Ltd. Class A	19,495	411
Energy Conversion Devices, Inc. (a)	7,600	167
First Solar, Inc. (a)	1,300	137
Q-Cells SE (a)	26,523	439
Renewable Energy Corp. AS (a)	58,500	397
Sunpower Corp. Class B (a)	23,419	580
		3,135
Industrial Conglomerates - 0.8%
General Electric Co.	393,485	3,349
McDermott International, Inc. (a)	25,800	304
Siemens AG sponsored ADR	19,900	1,007
Textron, Inc.	77,200	436
Tyco International Ltd.	26,600	533
		5,629
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Cummins, Inc.	82,200	$ 1,710
Danaher Corp.	63,500	3,223
Deere & Co.	55,000	1,512
Eaton Corp.	46,500	1,681
Illinois Tool Works, Inc.	16,900	470
Ingersoll-Rand Co. Ltd. Class A	3,000	43
Navistar International Corp. (a)	33,000	931
PACCAR, Inc.	8,900	223
Toro Co.	14,302	313
Trinity Industries, Inc.	8,100	60
Vallourec SA	2,700	210
		10,376
Professional Services - 0.1%
Manpower, Inc.	15,200	424
Monster Worldwide, Inc. (a)	20,052	132
		556
Road & Rail - 0.3%
CSX Corp.	17,596	434
Union Pacific Corp.	52,200	1,959
		2,393
Trading Companies & Distributors - 0.0%
GATX Corp.	4,200	77
TOTAL INDUSTRIALS		43,359
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.3%
Ciena Corp. (a)	199,700	1,072
Cisco Systems, Inc. (a)	24,600	358
Juniper Networks, Inc. (a)	311,869	4,432
NETGEAR, Inc. (a)	6,209	69
QUALCOMM, Inc.	25,200	842
Starent Networks Corp. (a)	2,400	38
Sycamore Networks, Inc. (a)	541,200	1,364
Tellabs, Inc. (a)	173,700	660
ZTE Corp. (H Shares)	156,800	512
		9,347
Computers & Peripherals - 0.8%
Apple, Inc. (a)	12,400	1,107
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	82,100	$ 700
Hewlett-Packard Co.	54,300	1,576
SanDisk Corp. (a)	214,903	1,915
Seagate Technology	126,155	542
		5,840
Electronic Equipment & Components - 0.2%
Arrow Electronics, Inc. (a)	13,200	220
Avnet, Inc. (a)	51,748	894
		1,114
Internet Software & Services - 0.4%
eBay, Inc. (a)	90,034	979
Google, Inc. Class A (sub. vtg.) (a)	6,366	2,152
		3,131
IT Services - 0.2%
Visa, Inc.	21,000	1,191
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	86,400	1,325
Analog Devices, Inc.	165,500	3,085
Applied Materials, Inc.	539,500	4,969
ARM Holdings PLC sponsored ADR	34,600	145
ASAT Holdings Ltd. (a)	6,352	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0*
ASML Holding NV (NY Shares)	397,934	6,021
ATMI, Inc. (a)	40,600	540
Broadcom Corp. Class A (a)	41,581	684
Brooks Automation, Inc. (a)	121,500	520
Cirrus Logic, Inc. (a)	148,000	525
Cymer, Inc. (a)	60,900	1,125
FEI Co. (a)	24,100	345
Globe Specialty Metals, Inc. (Reg. S) (a)	79,600	438
Inotera Memories, Inc. (a)	1,285,000	433
Integrated Device Technology, Inc. (a)	33,905	152
Intel Corp.	102,100	1,301
Kulicke & Soffa Industries, Inc. (a)	1,937	3
Lam Research Corp. (a)	93,800	1,835
Linear Technology Corp.	87,500	1,908
Marvell Technology Group Ltd. (a)	213,600	1,604
Mattson Technology, Inc. (a)	131,028	75
MediaTek, Inc.	97,000	831
Micron Technology, Inc. (a)	794,600	2,559
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic Power Systems, Inc. (a)	19,268	$ 250
Novellus Systems, Inc. (a)	136,800	1,744
NVIDIA Corp. (a)	111,900	927
Richtek Technology Corp.	73,000	312
Samsung Electronics Co. Ltd.	7,278	2,238
Silicon Laboratories, Inc. (a)	30,149	660
Skyworks Solutions, Inc. (a)	74,870	487
Taiwan Semiconductor Manufacturing Co. Ltd.	351,000	443
Teradyne, Inc. (a)	170,900	706
Texas Instruments, Inc.	49,300	707
Tokyo Electron Ltd.	119,300	3,999
TriQuint Semiconductor, Inc. (a)	107,353	250
Varian Semiconductor Equipment Associates, Inc. (a)	117,400	2,143
Verigy Ltd. (a)	89,000	615
		45,904
Software - 1.3%
Electronic Arts, Inc. (a)	13,400	219
Microsoft Corp.	590,000	9,529
Perfect World Co. Ltd. sponsored ADR Class B (a)	14,970	172
		9,920
TOTAL INFORMATION TECHNOLOGY		76,447
MATERIALS - 1.6%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	8,200	379
Airgas, Inc.	11,700	360
Albemarle Corp.	31,625	612
CF Industries Holdings, Inc.	2,100	135
E.I. du Pont de Nemours & Co.	16,700	313
Ecolab, Inc.	22,100	702
FMC Corp.	17,000	687
Monsanto Co.	37,487	2,859
Potash Corp. of Saskatchewan, Inc.	1,600	134
Praxair, Inc.	7,900	448
Solutia, Inc. (a)	35,880	135
The Mosaic Co.	5,200	224
		6,988
Containers & Packaging - 0.3%
Ball Corp.	11,700	471
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	21,700	$ 457
Greif, Inc. Class A	3,059	94
Owens-Illinois, Inc. (a)	17,800	274
Rock-Tenn Co. Class A	19,600	541
Sealed Air Corp.	12,900	144
Temple-Inland, Inc.	85,469	406
		2,387
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd.	12,600	633
Commercial Metals Co.	16,642	170
Freeport-McMoRan Copper & Gold, Inc. Class B	5,700	173
Ivanhoe Mines Ltd. (a)	25,600	114
Newcrest Mining Ltd.	16,344	321
Nucor Corp.	14,100	474
Randgold Resources Ltd. sponsored ADR	200	9
Yamana Gold, Inc.	66,900	585
		2,479
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	10,300	249
TOTAL MATERIALS		12,103
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	353,688	8,407
Qwest Communications International, Inc.	212,300	720
Verizon Communications, Inc.	254,200	7,252
		16,379
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	24,432	711
Clearwire Corp. Class A (a)(e)	90,232	291
MetroPCS Communications, Inc. (a)	13,400	194
Sprint Nextel Corp. (a)	194,700	641
		1,837
TOTAL TELECOMMUNICATION SERVICES		18,216
UTILITIES - 2.9%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	11,289	267
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.	40,700	$ 1,142
DPL, Inc.	20,300	408
Duke Energy Corp.	91,200	1,228
Edison International	13,300	362
Entergy Corp.	21,400	1,442
Exelon Corp.	55,600	2,625
FirstEnergy Corp.	20,400	868
FPL Group, Inc.	17,100	775
Northeast Utilities	7,945	174
NV Energy, Inc.	26,900	249
Pepco Holdings, Inc.	31,698	475
Pinnacle West Capital Corp.	13,300	349
PPL Corp.	20,935	584
Progress Energy, Inc.	31,410	1,113
		12,061
Gas Utilities - 0.1%
EQT Corp.	8,700	268
Questar Corp.	24,240	699
		967
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	62,476	394
Constellation Energy Group, Inc.	15,198	300
Dynegy, Inc. Class A (a)	83,400	108
NRG Energy, Inc. (a)	88,294	1,669
		2,471
Multi-Utilities - 0.8%
Ameren Corp.	14,018	333
CMS Energy Corp.	34,300	379
PG&E Corp.	47,600	1,819
Public Service Enterprise Group, Inc.	38,350	1,047
Sempra Energy	27,400	1,139
Wisconsin Energy Corp.	9,200	366
Xcel Energy, Inc.	34,400	610
		5,693
TOTAL UTILITIES		21,192
TOTAL COMMON STOCKS (Cost $576,712)		430,356
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(f)	1,700	$ 168
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Fifth Third Bancorp 8.50%	2,500	75
Huntington Bancshares, Inc. 8.50%	900	235
Wells Fargo & Co. 7.50%	1,100	506
		816
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	9,000	134
TOTAL FINANCIALS		950
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0*
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	11,800	638
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,062)		1,756
Corporate Bonds - 6.6%
	Principal Amount (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	$ 24	24
Nonconvertible Bonds - 6.6%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	340	350
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	69
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	469
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. 6.45% 3/15/37	$ 959	$ 823
COX Communications, Inc.:
6.45% 12/1/36 (f)	160	128
6.95% 6/1/38 (f)	80	67
News America Holdings, Inc. 7.75% 12/1/45	510	443
News America, Inc.:
6.15% 3/1/37	235	183
6.2% 12/15/34	990	752
Time Warner Cable, Inc.:
5.85% 5/1/17	363	328
6.75% 7/1/18	430	408
7.3% 7/1/38	360	328
Time Warner, Inc. 6.5% 11/15/36	290	248
Viacom, Inc.:
6.125% 10/5/17	310	255
6.75% 10/5/37	105	76
		4,508
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	754	791
TOTAL CONSUMER DISCRETIONARY		5,718
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (f)	300	291
Diageo Capital PLC 5.75% 10/23/17	489	487
PepsiCo, Inc. 7.9% 11/1/18	380	457
		1,235
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (k)	790	486
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	336	337
Kraft Foods, Inc.:
6% 2/11/13	470	490
6.125% 2/1/18	296	294
6.875% 2/1/38	636	631
		1,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
9.7% 11/10/18	$ 430	$ 450
9.95% 11/10/38	260	260
Philip Morris International, Inc.:
4.875% 5/16/13	291	294
5.65% 5/16/18	275	267
6.375% 5/16/38	466	458
Reynolds American, Inc. 7.25% 6/15/37	435	317
		2,046
TOTAL CONSUMER STAPLES		5,519
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (f)	249	241
Weatherford International Ltd. 7% 3/15/38	245	174
		415
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	118
ConocoPhillips 6.5% 2/1/39	239	232
Duke Capital LLC 6.75% 2/15/32	485	379
Duke Energy Field Services 6.45% 11/3/36 (f)	470	331
Nakilat, Inc. 6.067% 12/31/33 (f)	515	336
Nexen, Inc.:
5.875% 3/10/35	355	242
6.4% 5/15/37	290	205
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	237
Pemex Project Funding Master Trust 2.82% 12/3/12 (f)(k)	200	171
Petro-Canada:
6.05% 5/15/18	150	124
6.8% 5/15/38	395	291
Plains All American Pipeline LP:
6.125% 1/15/17	205	175
6.65% 1/15/37	320	234
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	297
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.:
6.1% 6/1/18	$ 385	$ 317
6.85% 6/1/39	400	291
TEPPCO Partners LP 7.55% 4/15/38	375	292
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	305
Valero Energy Corp. 6.625% 6/15/37	215	164
XTO Energy, Inc. 6.75% 8/1/37	400	357
		5,098
TOTAL ENERGY		5,513
FINANCIALS - 2.2%
Capital Markets - 0.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	802
BlackRock, Inc. 6.25% 9/15/17	490	466
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	401
6.75% 10/1/37	865	615
JPMorgan Chase Capital XX 6.55% 9/29/36	235	166
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,512
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	152
6.15% 4/25/13	125	110
6.875% 4/25/18	21	17
Morgan Stanley:
4.75% 4/1/14	220	184
5.45% 1/9/17	100	86
6.625% 4/1/18	600	554
Northern Trust Corp. 5.5% 8/15/13	90	93
UBS AG Stamford Branch:
5.75% 4/25/18	475	415
5.875% 12/20/17	390	346
		5,919
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	220	162
Credit Suisse First Boston 6% 2/15/18	610	553
Credit Suisse First Boston New York Branch 5% 5/15/13	243	235
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (f)(k)	53	42
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (f)	$ 180	$ 145
HSBC Holdings PLC 6.5% 9/15/37	575	500
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (f)(k)	33	27
Santander Issuances SA Unipersonal 1.885% 6/20/16 (f)(k)	158	119
Sovereign Bank 2.88% 8/1/13 (k)	74	55
Standard Chartered Bank 6.4% 9/26/17 (f)	774	619
Wachovia Bank NA 6.6% 1/15/38	1,000	881
Wells Fargo & Co. 5.625% 12/11/17	595	565
		3,903
Consumer Finance - 0.4%
American Express Co. 8.15% 3/19/38	390	376
American General Finance Corp. 6.9% 12/15/17	295	117
General Electric Capital Corp.:
5.625% 9/15/17	325	283
5.875% 1/14/38	900	640
6.375% 11/15/67 (k)	500	290
SLM Corp.:
1.2994% 7/27/09 (k)	148	138
1.3194% 7/26/10 (k)	564	465
4.5% 7/26/10	325	257
		2,566
Diversified Financial Services - 0.2%
Bank of America Corp. 5.75% 12/1/17	260	219
BTM Curacao Holding NV 1.8975% 12/19/16 (f)(k)	86	66
Citigroup, Inc.:
5.3% 10/17/12	270	240
5.5% 4/11/13	120	109
6.125% 5/15/18	120	103
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	229	236
6.375% 5/15/38	290	305
International Lease Finance Corp. 5.65% 6/1/14	590	345
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(k)	500	198
		1,821
Insurance - 0.1%
American International Group, Inc. 8.175% 5/15/58 (f)(k)	305	49
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc. 7.717% 2/15/19	$ 403	$ 389
The Chubb Corp.:
5.75% 5/15/18	160	154
6.5% 5/15/38	135	126
		718
Real Estate Investment Trusts - 0.1%
Brandywine Operating Partnership LP 5.75% 4/1/12	23	13
Duke Realty LP:
5.4% 8/15/14	210	143
5.95% 2/15/17	35	22
6.25% 5/15/13	275	206
6.5% 1/15/18	285	176
Liberty Property LP 6.625% 10/1/17	245	177
UDR, Inc. 5.5% 4/1/14	405	321
		1,058
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	95	77
5.5% 10/1/12	135	123
5.75% 6/15/17	280	228
		428
Thrifts & Mortgage Finance - 0.0%
Independence Community Bank Corp. 3.585% 6/20/13 (k)	94	68
TOTAL FINANCIALS		16,481
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	265	279
6.45% 9/15/37	195	206
Elan Finance PLC/Elan Finance Corp.:
5.2344% 11/15/11 (k)	85	71
7.75% 11/15/11	10	9
Roche Holdings, Inc. 6% 3/1/19 (f)	365	369
		934
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (f)	$ 780	$ 523
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	430
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (k)	121	108
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37	245	244
General Electric Co. 5.25% 12/6/17	890	819
		1,063
TOTAL INDUSTRIALS		2,124
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	140	91
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 2.2463% 6/15/10 (k)	140	122
TOTAL INFORMATION TECHNOLOGY		213
MATERIALS - 0.2%
Metals & Mining - 0.2%
Rio Tinto Finance Ltd.:
6.5% 7/15/18	274	242
7.125% 7/15/28	346	284
United States Steel Corp. 6.65% 6/1/37	335	221
Vale Overseas Ltd. 6.25% 1/23/17	485	467
		1,214
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	548	492
6.8% 5/15/36	1,100	1,062
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	85
British Telecommunications PLC 9.125% 12/15/30	625	596
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
6.15% 9/15/34	$ 525	$ 466
6.45% 6/15/34	640	588
Sprint Capital Corp. 6.875% 11/15/28	1,149	635
Telecom Italia Capital SA:
5.25% 10/1/15	80	67
7.2% 7/18/36	345	280
Telefonica Emisiones SAU 7.045% 6/20/36	234	239
Verizon Communications, Inc.:
6.1% 4/15/18	235	233
6.25% 4/1/37	187	172
6.4% 2/15/38	341	320
6.9% 4/15/38	260	259
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,018
		6,512
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	105	68
TOTAL TELECOMMUNICATION SERVICES		6,580
UTILITIES - 0.5%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
5.4% 12/15/11	321	326
5.8% 3/15/18	435	413
Duke Energy Carolinas LLC:
5.25% 1/15/18	235	237
6.05% 4/15/38	176	182
EDP Finance BV 6% 2/2/18 (f)	380	353
Enel Finance International SA:
6.25% 9/15/17 (f)	195	172
6.8% 9/15/37 (f)	608	488
Illinois Power Co. 6.125% 11/15/17	165	155
Nevada Power Co. 6.5% 5/15/18	165	156
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	235	141
Southern California Edison Co. 5.95% 2/1/38	225	230
		2,853
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	$ 310	$ 269
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	195	194
6.5% 9/15/37	445	429
NiSource Finance Corp. 5.45% 9/15/20	335	229
		852
TOTAL UTILITIES		3,974
TOTAL NONCONVERTIBLE BONDS		48,270
TOTAL CORPORATE BONDS (Cost $56,125)		48,294
U.S. Government and Government Agency Obligations - 7.9%

U.S. Government Agency Obligations - 1.7%
Fannie Mae 5% 2/16/12	2,000	2,174
Federal Home Loan Bank 3.625% 5/29/13	3,350	3,493
Freddie Mac:
4% 6/12/13	2,342	2,451
5.25% 7/18/11	1,896	2,055
5.75% 1/15/12	2,024	2,238
Tennessee Valley Authority 5.375% 4/1/56	405	439
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,850
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	19,925	19,834
2.625% 7/15/17	2,029	2,074
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		21,908
U.S. Treasury Obligations - 3.2%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.14% 3/19/09 to 4/2/09 (h)	1,450	1,450
U.S. Treasury Bonds 4.5% 5/15/38	4,000	4,541
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.75% 1/31/14	$ 1,013	$ 1,002
1.875% 2/28/14	1,840	1,827
3.375% 6/30/13	13,554	14,466
TOTAL U.S. TREASURY OBLIGATIONS		23,286
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,594)		58,044
U.S. Government Agency - Mortgage Securities - 6.7%

Fannie Mae - 4.4%
4.5% 4/1/20	162	166
5% 12/1/21 to 5/1/22	3,216	3,314
5.5% 3/12/39 (g)	11,000	11,269
5.5% 3/12/39 (g)	9,000	9,220
5.593% 7/1/37 (k)	100	103
6% 11/1/32 to 5/1/37	8,214	8,524
6.013% 4/1/36 (k)	76	79
6.243% 6/1/36 (k)	26	26
6.328% 4/1/36 (k)	75	79
TOTAL FANNIE MAE		32,780
Freddie Mac - 2.3%
5.694% 10/1/35 (k)	44	46
5.86% 6/1/36 (k)	86	89
5.977% 6/1/36 (k)	78	81
6% 3/12/39 (g)	16,000	16,563
6.101% 6/1/36 (k)	81	84
TOTAL FREDDIE MAC		16,863
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $49,171)		49,643
Asset-Backed Securities - 1.0%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (k)	$ 5	$ 2
Series 2005-1 Class M1, 0.9438% 4/25/35 (k)	84	50
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (k)	38	0*
Class M8, 1.3238% 7/25/36 (k)	19	0*
Class M9, 2.1738% 7/25/36 (k)	12	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (k)	0*	0*
Class M2, 3.0988% 6/25/33 (k)	6	4
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (k)	13	12
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (k)	28	12
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (k)	12	10
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (k)	20	18
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (k)	16	1
Class M4, 0.8738% 5/25/36 (k)	14	0*
Class M5, 0.9138% 5/25/36 (k)	20	0*
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (k)	8	0*
Class M5, 0.8638% 4/25/36 (k)	7	0*
Advanta Business Card Master Trust:
Series 2006-A4 Class A4, 0.52% 4/21/14 (k)	570	368
Series 2006-C1 Class C1, 0.95% 10/20/14 (k)	54	4
Series 2007-A4 Class A4, 0.5% 4/22/13 (k)	197	146
Series 2007-B1 Class B, 0.72% 12/22/14 (k)	114	17
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (f)(k)	44	44
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (f)(k)	11	10
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	26	25
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (k)	7	7
Class M7, 1.3238% 10/25/36 (k)	8	0*
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (k)	7	5
Series 2004-R10 Class M1, 1.1738% 11/25/34 (k)	31	14
Series 2004-R11 Class M1, 1.1338% 11/25/34 (k)	26	13
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (k)	12	9
Class M3, 1.0238% 4/25/34 (k)	8	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R1 Class M1, 0.9238% 3/25/35 (k)	$ 43	$ 25
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (k)	39	27
Series 2005-R2 Class M1, 0.9238% 4/25/35 (k)	93	54
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (k)	8	4
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (k)	34	0*
Series 2006-M2 Class M7, 1.3738% 9/25/36 (k)	31	0*
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (k)	2	0*
Series 2004-W11 Class M2, 1.1738% 11/25/34 (k)	25	9
Series 2004-W5 Class M1, 1.0738% 4/25/34 (k)	31	18
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (k)	27	8
Class M2, 1.0738% 5/25/34 (k)	23	13
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (k)	70	25
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (k)	59	1
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (k)	65	31
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (k)	11	5
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (k)	24	13
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (k)	121	52
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (k)	11	4
Class M2, 1.5938% 6/25/34 (k)	19	12
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (k)	19	7
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (k)	19	0*
Class M9, 2.6238% 11/25/36 (k)	50	0*
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(f)(k)	154	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (k)	155	140
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (k)	15	9
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (k)	29	18
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (k)	5	4
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (k)	44	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (k)	$ 69	$ 23
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (k)	25	19
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (k)	104	93
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (k)	35	30
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.83% 6/15/10 (k)	29	28
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (k)	17	16
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (f)(k)	132	95
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (f)(k)	21	5
Class B, 1.22% 7/20/39 (f)(k)	12	2
Class C, 1.57% 7/20/39 (f)(k)	15	1
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (k)	52	2
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (k)	19	0*
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (k)	8	0*
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (k)	82	20
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (f)(k)	12	9
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (k)	24	22
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	15	8
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (f)(k)	17	12
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (k)	34	0*
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (k)	35	1
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (f)(k)	59	58
Class B, 0.735% 7/15/12 (f)(k)	59	56
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (k)	23	20
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (k)	2	1
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (k)	9	5
Class M1, 0.9738% 6/25/34 (k)	30	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class M4, 1.4438% 4/25/34 (k)	$ 7	$ 3
Series 2004-4:
Class A, 0.8438% 8/25/34 (k)	2	1
Class M2, 1.0038% 6/25/34 (k)	27	18
Series 2005-1:
Class M1, 0.8938% 8/25/35 (k)	23	17
Class MV2, 0.9138% 7/25/35 (k)	64	45
Series 2005-3 Class MV1, 0.8938% 8/25/35 (k)	112	98
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (k)	21	18
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (f)	7	6
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (k)	96	95
Series 2006-2 Class B1, 0.575% 1/17/12 (k)	132	118
Series 2007-1 Class B, 0.555% 8/15/12 (k)	132	103
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (k)	2	1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (k)	13	3
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (k)	204	57
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (k)	1	1
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (k)	318	245
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (k)	22	20
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (f)	8	8
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (k)	92	64
Series 2006-4 Class B, 1.005% 6/15/13 (k)	35	18
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (k)	3	1
Class M2, 1.2238% 2/25/34 (k)	6	4
Series 2004-A Class M1, 1.2988% 1/25/34 (k)	54	29
Series 2005-A:
Class M1, 0.9038% 1/25/35 (k)	5	4
Class M2, 0.9338% 1/25/35 (k)	79	29
Class M3, 0.9638% 1/25/35 (k)	43	18
Class M4, 1.1538% 1/25/35 (k)	16	8
Series 2006-A:
Class M4, 0.8738% 5/25/36 (k)	41	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M5, 0.9738% 5/25/36 (k)	$ 22	$ 0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (f)(k)	107	72
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (f)(k)	16	10
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (k)	40	28
Class C, 0.7013% 9/17/12 (k)	31	20
Series 2007-1 Class C, 0.7313% 3/15/13 (k)	215	142
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (k)	28	14
Series 2003-FM1 Class M1, 1.7% 3/20/33 (k)	54	33
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (k)	99	38
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (k)	18	10
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (k)	47	27
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (k)	26	8
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (k)	41	2
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (k)	1	0*
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (k)	16	15
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (k)	20	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (f)(k)	30	13
Series 2006-3:
Class B, 0.8738% 9/25/46 (f)(k)	30	5
Class C, 1.0238% 9/25/46 (f)(k)	69	8
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (f)(k)	159	81
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (k)	0*	0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (k)	45	21
Series 2003-4 Class M1, 1.6738% 10/25/33 (k)	13	6
Series 2003-5:
Class A2, 1.1738% 12/25/33 (k)	1	0*
Class M1, 1.5238% 12/25/33 (k)	15	9
Series 2003-7 Class A2, 1.2338% 3/25/34 (k)	0*	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (k)	24	11
Series 2004-3 Class M2, 2.1738% 8/25/34 (k)	15	9
Series 2004-7 Class A3, 0.8638% 1/25/35 (k)	0*	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (k)	59	53
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2005-3 Class M1, 0.8838% 8/25/35 (k)	$ 40	$ 36
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (k)	18	16
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (k)	165	114
Series 2006-7 Class M4, 0.8538% 1/25/37 (k)	52	0*
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (k)	13	8
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (k)	102	90
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (k)	35	18
Class M2, 0.8494% 1/20/35 (k)	26	13
Series 2005-3 Class A1, 0.6194% 1/20/35 (k)	18	10
Series 2006-2:
Class M1, 0.74% 3/20/36 (k)	29	15
Class M2, 0.76% 3/20/36 (k)	48	23
Series 2006-3 Class A1V, 0.55% 3/20/36 (k)	31	30
Series 2007-2 Class A3V, 0.69% 7/21/36 (k)	30	13
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (k)	56	17
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (k)	56	24
Class MV1, 0.7038% 11/25/36 (k)	46	5
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (k)	50	39
Series 2006-A Class 2A1, 1.4963% 9/27/21 (k)	34	33
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (f)(k)	12	0*
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (k)	96	43
Series 2004-2:
Class M1, 1.0038% 6/25/34 (k)	28	15
Class M2, 1.5538% 6/25/34 (k)	20	15
Series 2006-9 Class M4, 0.8438% 11/25/36 (k)	16	0*
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (k)	20	1
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (k)	10	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (k)	36	1
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (f)(k)	470	430
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (k)	27	17
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (k)	7	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (k)	$ 118	$ 83
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (k)	77	35
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (k)	2	1
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (k)	24	13
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (k)	18	11
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (k)	3	0*
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (k)	47	22
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (k)	22	11
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (k)	20	7
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (k)	18	6
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (k)	23	11
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (k)	10	0*
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (k)	25	23
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (k)	15	0*
Class M6, 0.9238% 6/25/36 (k)	8	0*
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (k)	5	4
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (k)	5	3
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (k)	3	2
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (k)	1	0*
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (k)	5	4
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (k)	29	17
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (f)(k)	25	14
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (k)	2	0*
Class M1, 1.5538% 8/25/32 (k)	3	1
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (k)	18	9
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (k)	15	0*
Series 2007-2 Class A1, 0.5738% 4/25/37 (k)	44	33
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (k)	57	53
Series 2006-4 Class A1, 0.5038% 3/25/25 (k)	46	41
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (k)	53	30
Series 2005-4 Class M2, 0.9838% 9/25/35 (k)	65	10
Series 2005-D Class M2, 0.9438% 2/25/36 (k)	13	1
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	12	10
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (k)	44	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nomura Home Equity Loan Trust: - continued
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (k)	$ 38	$ 34
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (f)(k)	26	9
Series 2006-1A Class A, 1.87% 3/20/11 (f)(k)	53	21
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (k)	16	10
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (k)	9	8
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (k)	11	10
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (k)	13	7
Class M3, 1.7238% 9/25/34 (k)	24	5
Class M4, 1.9238% 9/25/34 (k)	31	3
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (k)	18	3
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (k)	53	38
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (k)	73	43
Class M3, 1.2138% 2/25/35 (k)	9	4
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (k)	35	20
Class M3, 1.0338% 1/25/35 (k)	22	9
Class M4, 1.3038% 1/25/35 (k)	67	10
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (k)	79	3
Class M9, 2.3538% 5/25/35 (k)	27	1
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (k)	21	20
Class M4, 0.8338% 9/25/36 (k)	77	0*
Class M5, 0.8638% 9/25/36 (k)	38	0*
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (f)(k)	164	71
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (k)	20	18
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (k)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (k)	86	41
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (f)(k)	49	36
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (k)	$ 58	$ 26
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (f)(k)	78	67
Class C, 0.835% 8/15/11 (f)(k)	36	27
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (k)	11	7
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (k)	4	2
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (k)	6	3
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (k)	0*	0*
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (k)	143	116
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (f)(k)	59	17
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (k)	77	59
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (k)	238	192
Class B, 0.7413% 9/15/11 (k)	178	71
Series 2007-AE1:
Class A, 0.555% 1/15/12 (k)	44	31
Class B, 0.755% 1/15/12 (k)	39	15
Class C, 1.055% 1/15/12 (k)	48	14
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (k)	130	94
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (k)	1	0*
Series 2003-6HE Class A1, 0.9438% 11/25/33 (k)	2	1
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (f)(k)	128	122
Series 2006-2:
Class B, 0.605% 10/17/11 (k)	155	136
Class C, 0.805% 10/17/11 (k)	146	118
Series 2007-1 Class C, 0.8313% 6/15/12 (k)	166	107
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (k)	27	0*
Class M7, 1.2738% 10/25/36 (k)	20	0*
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (f)(k)	249	237
Series 2006-C2A Class C2, 0.955% 8/15/15 (f)(k)	317	138
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust: - continued
Series 2006-C3A Class C3A, 0.835% 10/15/13 (f)(k)	$ 222	$ 179
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	160	143
Series 2007-C1 Class C1, 0.855% 5/15/14 (f)(k)	193	114
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (f)	0*	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (k)	48	44
Series 2007-2 Class A1, 0.5638% 4/25/37 (k)	34	28
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	1	1
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (f)(k)	81	10
TOTAL ASSET-BACKED SECURITIES (Cost $7,800)		7,516
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (f)(k)	30	23
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (f)(k)	107	99
Class 2M, 1.4375% 2/17/52 (f)(k)	72	65
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (f)(k)	68	29
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (k)	23	19
Series 2003-J Class 2A2, 5.2918% 11/25/33 (k)	19	16
Series 2003-K Class 1A1, 5.2035% 12/25/33 (k)	3	2
Series 2003-L Class 2A1, 5.3147% 1/25/34 (k)	39	30
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (k)	58	45
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (k)	13	11
Class 2A2, 5.1951% 2/25/34 (k)	61	50
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (k)	3	3
Class 2A2, 4.0864% 3/25/34 (k)	21	16
Series 2004-C Class 1A1, 5.971% 4/25/34 (k)	6	5
Series 2004-D Class 2A1, 3.6163% 5/25/34 (k)	8	6
Series 2004-F Class 2A6, 4.1429% 7/25/34 (k)	31	30
Series 2004-J Class 2A1, 4.7597% 11/25/34 (k)	26	21
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-L Class 2A1, 4.3695% 1/25/35 (k)	$ 30	$ 23
Series 2005-H Class 1A1, 5.3329% 9/25/35 (k)	7	5
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (k)	63	43
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (k)	139	69
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (k)	26	14
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (k)	33	17
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (k)	104	78
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (k)	21	17
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (k)	87	71
Class A4, 4.399% 8/25/34 (k)	77	62
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (k)	5	4
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (k)	3	1
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (k)	6	3
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (k)	1	1
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (k)	21	10
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (k)	33	16
Class 5A2, 0.7938% 1/25/36 (k)	15	6
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (k)	5	2
Class 6M2, 0.9538% 6/25/35 (k)	67	16
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (k)	25	13
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (k)	8	4
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (k)	20	11
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (k)	1	0*
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (k)	1	1
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (k)	7	4
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (k)	2	1
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (k)	1	1
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (k)	104	73
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (k)	$ 155	$ 81
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (k)	32	26
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (k)	3	2
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (k)	108	83
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (f)(k)	129	99
Class C2, 1.6125% 10/18/54 (f)(k)	43	22
Class M2, 1.3925% 10/18/54 (f)(k)	74	48
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (f)(k)	111	52
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (f)(k)	141	61
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (f)(k)	272	19
Series 2006-2 Class C1, 0.94% 12/20/54 (k)	242	24
Series 2006-3 Class C2, 0.97% 12/20/54 (k)	51	3
Series 2006-4:
Class B1, 0.56% 12/20/54 (k)	136	27
Class C1, 0.85% 12/20/54 (k)	83	6
Class M1, 0.64% 12/20/54 (k)	36	5
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (k)	84	8
Class 1M1, 0.62% 12/20/54 (k)	55	8
Class 2C1, 0.9% 12/20/54 (k)	38	4
Class 2M1, 0.72% 12/20/54 (k)	70	11
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (k)	97	10
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (k)	19	5
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (k)	14	9
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (k)	26	18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (k)	19	9
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (f)(k)	28	19
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (k)	88	50
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (k)	$ 7	$ 4
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (k)	12	7
Series 2005-1:
Class M4, 1.2238% 4/25/35 (k)	1	0*
Class M5, 1.2438% 4/25/35 (k)	1	0*
Class M6, 1.2938% 4/25/35 (k)	2	0*
Series 2005-3 Class A1, 0.7138% 8/25/35 (k)	28	14
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (k)	9	0*
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (k)	8	1
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (k)	90	54
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (k)	68	56
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (k)	183	151
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (k)	109	89
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (k)	302	259
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (f)(k)	22	11
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (k)	3	2
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (k)	65	31
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (k)	81	34
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (f)(k)	9	5
Class C, 0.645% 6/15/22 (f)(k)	58	29
Class D, 0.655% 6/15/22 (f)(k)	22	10
Class E, 0.665% 6/15/22 (f)(k)	35	14
Class F, 0.695% 6/15/22 (f)(k)	64	22
Class G, 0.765% 6/15/22 (f)(k)	13	4
Class H, 0.785% 6/15/22 (f)(k)	27	7
Class J, 0.825% 6/15/22 (f)(k)	31	6
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (k)	10	6
Series 2003-B Class A1, 0.8138% 4/25/28 (k)	11	6
Series 2003-D Class A, 0.7838% 8/25/28 (k)	9	6
Series 2003-E Class A2, 2.0813% 10/25/28 (k)	15	9
Series 2003-F Class A2, 3.805% 10/25/28 (k)	12	7
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
floater:
Series 2004-A Class A2, 3.715% 4/25/29 (k)	$ 14	$ 9
Series 2004-B Class A2, 2.8388% 6/25/29 (k)	11	6
Series 2004-C Class A2, 2.15% 7/25/29 (k)	12	7
Series 2004-D Class A2, 3.4625% 9/25/29 (k)	10	6
Series 2004-E:
Class A2B, 3.825% 11/25/29 (k)	25	16
Class A2D, 4.015% 11/25/29 (k)	4	2
Series 2004-G Class A2, 3.48% 11/25/29 (k)	12	7
Series 2005-A Class A2, 3.3525% 2/25/30 (k)	12	7
Series 2005-B Class A2, 2.7988% 7/25/30 (k)	35	22
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (k)	74	0*
Series 2004-A4 Class A1, 4.2286% 8/25/34 (k)	123	94
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (k)	72	57
Class A7, 4.4861% 2/25/35 (k)	102	66
Series 2006-A6 Class A4, 5.3897% 10/25/33 (k)	91	74
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (k)	13	8
Class A2, 0.9238% 12/25/34 (k)	17	12
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (k)	15	10
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (k)	147	72
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (k)	111	5
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (k)	93	63
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (k)	24	17
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (k)	235	187
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (f)(k)	62	30
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (f)(k)	48	25
Series 2004-A:
Class B4, 1.6488% 2/10/36 (f)(k)	36	13
Class B5, 2.1488% 2/10/36 (f)(k)	24	8
Series 2004-B:
Class B4, 1.5488% 2/10/36 (f)(k)	16	4
Class B5, 1.9988% 2/10/36 (f)(k)	12	3
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B6, 2.4488% 2/10/36 (f)(k)	$ 4	$ 1
Series 2004-C:
Class B4, 1.3988% 9/10/36 (f)(k)	20	6
Class B5, 1.7988% 9/10/36 (f)(k)	23	6
Class B6, 2.1988% 9/10/36 (f)(k)	5	1
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (k)	78	60
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	11	10
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (k)	11	8
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (k)	65	53
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (f)(k)	12	9
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (f)(k)	3	3
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (k)	20	12
Series 2004-1 Class A, 1.8888% 2/20/34 (k)	7	5
Series 2004-10 Class A4, 4.5188% 11/20/34 (k)	11	7
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (k)	32	19
Series 2004-3 Class A, 3.885% 5/20/34 (k)	10	6
Series 2004-4 Class A, 4.4388% 5/20/34 (k)	38	24
Series 2004-5 Class A3, 2.9113% 6/20/34 (k)	15	9
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (k)	11	7
Class A3B, 2.3038% 7/20/34 (k)	2	1
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (k)	12	7
Class A3B, 2.1388% 7/20/34 (k)	1	1
Series 2004-8 Class A2, 2.15% 9/20/34 (k)	29	19
Series 2005-1 Class A2, 1.8388% 2/20/35 (k)	19	12
Series 2005-2 Class A2, 2.03% 3/20/35 (k)	24	14
Series 2005-3 Class A1, 0.67% 5/20/35 (k)	12	6
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (k)	24	0*
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (f)(k)	4	2
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.: - continued
Series 2003-15A Class 4A, 5.4533% 4/25/33 (k)	$ 58	$ 47
Series 2003-20 Class 1A1, 5.5% 7/25/33	40	34
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (k)	148	76
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (k)	7	7
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (k)	3	3
Series 2003-AR10 Class A7, 4.669% 10/25/33 (k)	289	182
Series 2003-AR8 Class A, 4.2743% 8/25/33 (k)	59	48
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (k)	15	15
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (k)	173	139
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (k)	59	47
Series 2004-H Class A1, 4.5322% 6/25/34 (k)	145	118
Series 2004-W:
Class A1, 4.5429% 11/25/34 (k)	59	47
Class A9, 4.5429% 11/25/34 (k)	120	75
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (k)	137	107
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (k)	202	155
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (k)	132	102
TOTAL PRIVATE SPONSOR		4,929
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	310	323
Series 2002-9 Class PC, 6% 3/25/17	47	49
TOTAL U.S. GOVERNMENT AGENCY		372
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,459)		5,301
Commercial Mortgage Securities - 0.8%
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 175	$ 136
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (f)(k)	28	13
Class G, 0.9913% 3/15/22 (f)(k)	18	7
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (f)(k)	72	32
Class G, 0.785% 10/15/19 (f)(k)	49	17
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (f)(k)	5	3
Series 2004-1:
Class A, 0.8338% 4/25/34 (f)(k)	62	47
Class B, 2.3738% 4/25/34 (f)(k)	7	3
Class M1, 1.0338% 4/25/34 (f)(k)	6	4
Class M2, 1.6738% 4/25/34 (f)(k)	5	3
Series 2004-2:
Class A, 0.9038% 8/25/34 (f)(k)	46	37
Class M1, 1.0538% 8/25/34 (f)(k)	11	7
Series 2004-3:
Class A1, 0.8438% 1/25/35 (f)(k)	95	69
Class A2, 0.8938% 1/25/35 (f)(k)	14	10
Class M1, 0.9738% 1/25/35 (f)(k)	16	11
Class M2, 1.4738% 1/25/35 (f)(k)	11	6
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (f)(k)	69	49
Class M1, 0.9038% 8/25/35 (f)(k)	5	2
Class M2, 0.9538% 8/25/35 (f)(k)	8	3
Class M3, 0.9738% 8/25/35 (f)(k)	5	2
Class M4, 1.0838% 8/25/35 (f)(k)	4	1
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (f)(k)	38	25
Class A2, 0.8738% 11/25/35 (f)(k)	25	16
Class M1, 0.9138% 11/25/35 (f)(k)	4	2
Class M2, 0.9638% 11/25/35 (f)(k)	6	2
Class M3, 0.9838% 11/25/35 (f)(k)	5	2
Class M4, 1.0738% 11/25/35 (f)(k)	6	2
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (f)(k)	89	51
Class B1, 1.8738% 1/25/36 (f)(k)	8	3
Class M1, 0.9238% 1/25/36 (f)(k)	29	16
Class M2, 0.9438% 1/25/36 (f)(k)	9	5
Class M3, 0.9738% 1/25/36 (f)(k)	13	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M4, 1.0838% 1/25/36 (f)(k)	$ 7	$ 3
Class M5, 1.1238% 1/25/36 (f)(k)	7	3
Class M6, 1.1738% 1/25/36 (f)(k)	7	3
Series 2006-1:
Class A2, 0.8338% 4/25/36 (f)(k)	14	9
Class M1, 0.8538% 4/25/36 (f)(k)	5	2
Class M2, 0.8738% 4/25/36 (f)(k)	5	2
Class M3, 0.8938% 4/25/36 (f)(k)	4	2
Class M4, 0.9938% 4/25/36 (f)(k)	3	1
Class M5, 1.0338% 4/25/36 (f)(k)	2	1
Class M6, 1.1138% 4/25/36 (f)(k)	5	3
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (f)(k)	136	109
Class A2, 0.7538% 7/25/36 (f)(k)	12	10
Class B1, 1.3438% 7/25/36 (f)(k)	5	1
Class B3, 3.1738% 7/25/36 (f)(k)	7	1
Class M1, 0.7838% 7/25/36 (f)(k)	13	6
Class M2, 0.8038% 7/25/36 (f)(k)	9	4
Class M3, 0.8238% 7/25/36 (f)(k)	8	3
Class M4, 0.8938% 7/25/36 (f)(k)	5	2
Class M5, 0.9438% 7/25/36 (f)(k)	6	2
Class M6, 1.0138% 7/25/36 (f)(k)	9	3
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (f)(k)	8	2
Class B2, 1.8238% 10/25/36 (f)(k)	6	2
Class B3, 3.0738% 10/25/36 (f)(k)	9	2
Class M4, 0.9038% 10/25/36 (f)(k)	9	4
Class M5, 0.9538% 10/25/36 (f)(k)	11	4
Class M6, 1.0338% 10/25/36 (f)(k)	21	8
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (f)(k)	38	26
Class A2, 0.7438% 12/25/36 (f)(k)	171	118
Class B1, 1.1738% 12/25/36 (f)(k)	6	1
Class B2, 1.7238% 12/25/36 (f)(k)	6	3
Class B3, 2.9238% 12/25/36 (f)(k)	10	5
Class M1, 0.7638% 12/25/36 (f)(k)	12	8
Class M2, 0.7838% 12/25/36 (f)(k)	8	5
Class M3, 0.8138% 12/25/36 (f)(k)	8	4
Class M4, 0.8738% 12/25/36 (f)(k)	10	4
Class M5, 0.9138% 12/25/36 (f)(k)	9	4
Class M6, 0.9938% 12/25/36 (f)(k)	8	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class A2, 0.7438% 3/25/37 (f)(k)	$ 32	$ 18
Class B1, 1.1438% 3/25/37 (f)(k)	10	4
Class B2, 1.6238% 3/25/37 (f)(k)	8	2
Class B3, 3.8238% 3/25/37 (f)(k)	20	6
Class M1, 0.7438% 3/25/37 (f)(k)	9	5
Class M2, 0.7638% 3/25/37 (f)(k)	7	4
Class M3, 0.7938% 3/25/37 (f)(k)	6	3
Class M4, 0.8438% 3/25/37 (f)(k)	5	2
Class M5, 0.8938% 3/25/37 (f)(k)	8	3
Class M6, 0.9738% 3/25/37 (f)(k)	11	4
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (f)(k)	28	17
Class A2, 0.7938% 7/25/37 (f)(k)	27	16
Class B1, 2.0738% 7/25/37 (f)(k)	8	3
Class B2, 2.7238% 7/25/37 (f)(k)	7	2
Class B3, 3.8238% 7/25/37 (f)(k)	8	2
Class M1, 0.8438% 7/25/37 (f)(k)	10	5
Class M2, 0.8838% 7/25/37 (f)(k)	5	3
Class M3, 0.9638% 7/25/37 (f)(k)	5	3
Class M4, 1.1238% 7/25/37 (f)(k)	10	4
Class M5, 1.2238% 7/25/37 (f)(k)	9	4
Class M6, 1.4738% 7/25/37 (f)(k)	12	4
Series 2007-3:
Class A2, 0.7638% 7/25/37 (f)(k)	47	35
Class B1, 1.4238% 7/25/37 (f)(k)	8	4
Class B2, 2.0738% 7/25/37 (f)(k)	19	9
Class B3, 4.4738% 7/25/37 (f)(k)	10	5
Class M1, 0.7838% 7/25/37 (f)(k)	7	4
Class M2, 0.8138% 7/25/37 (f)(k)	7	4
Class M3, 0.8438% 7/25/37 (f)(k)	11	6
Class M4, 0.9738% 7/25/37 (f)(k)	18	9
Class M5, 1.0738% 7/25/37 (f)(k)	9	5
Class M6, 1.2738% 7/25/37 (f)(k)	7	4
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (f)(k)	10	3
Class B2, 3.9238% 9/25/37 (f)(k)	37	11
Class M1, 1.4238% 9/25/37 (f)(k)	10	5
Class M2, 1.5238% 9/25/37 (f)(k)	10	4
Class M4, 2.0738% 9/25/37 (f)(k)	25	10
Class M5, 2.2238% 9/25/37 (f)(k)	25	9
Class M6, 2.4238% 9/25/37 (f)(k)	25	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (f)(k)	$ 36	$ 21
Class H, 1.1113% 3/15/19 (f)(k)	25	11
Class J, 1.3113% 3/15/19 (f)(k)	18	7
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (f)(k)	19	12
Class E, 0.755% 3/15/22 (f)(k)	98	57
Class F, 0.805% 3/15/22 (f)(k)	60	34
Class G, 0.855% 3/15/22 (f)(k)	15	8
Class H, 1.005% 3/15/22 (f)(k)	19	8
Class J, 1.155% 3/15/22 (f)(k)	19	8
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (f)(k)	50	22
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (f)(k)	20	6
Class H, 0.825% 11/15/36 (f)(k)	16	5
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	287
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	675	577
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (f)(k)	43	20
Class E, 0.825% 4/15/17 (f)(k)	14	6
Class F, 0.865% 4/15/17 (f)(k)	8	3
Class G, 1.005% 4/15/17 (f)(k)	8	3
Class H, 1.075% 4/15/17 (f)(k)	8	3
Class J, 1.305% 4/15/17 (f)(k)	6	3
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (f)(k)	18	6
Class G, 0.9613% 11/15/17 (f)(k)	12	4
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	435	324
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9364% 1/15/37 (f)(k)(m)	5,049	84
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (f)(k)	84	25
0.7313% 2/15/22 (f)(k)	30	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class F, 0.7813% 2/15/22 (f)(k)	$ 60	$ 13
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (k)	350	244
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (f)(k)	38	22
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (f)(k)	10	5
Class E, 0.7413% 11/15/18 (f)(k)	15	7
Class F, 0.7913% 11/15/18 (f)(k)	22	10
Class G, 0.8213% 11/15/18 (f)(k)	19	8
Class H, 0.9613% 11/15/18 (f)(k)	15	6
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	389
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	87	85
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (f)(k)	52	21
Class G, 0.815% 9/15/21 (f)(k)	102	37
Class H, 0.855% 9/15/21 (f)(k)	26	9
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A3, 5.364% 8/12/48	470	275
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (f)(k)	37	4
Series 2007-XCLA Class A1, 0.662% 7/17/17 (f)(k)	124	68
Series 2007-XLCA Class B, 0.9613% 7/17/17 (f)(k)	71	6
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (f)(k)	30	8
Class E, 0.712% 10/15/20 (f)(k)	38	8
Class F, 0.762% 10/15/20 (f)(k)	23	4
Class G, 0.802% 10/15/20 (f)(k)	28	4
Class H, 0.892% 10/15/20 (f)(k)	18	2
Class J, 1.042% 10/15/20 (f)(k)	20	2
Class MHRO, 1.152% 10/15/20 (f)(k)	8	1
Class MJPM, 1.462% 10/15/20 (f)(k)	3	0*
Class MSTR, 1.162% 10/15/20 (f)(k)	5	1
Class NHRO, 1.352% 10/15/20 (f)(k)	12	1
Class NSTR, 1.312% 10/15/20 (f)(k)	5	1
Series 2007-HQ12 Class A2, 5.6322% 4/12/49 (k)	535	411
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (f)(k)	$ 96	$ 8
Class D, 1.1613% 7/17/17 (f)(k)	45	3
Class E, 1.2613% 7/17/17 (f)(k)	37	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	440	352
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (f)(k)	9	7
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (f)(k)	58	32
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (f)(k)	63	26
Class F, 0.795% 8/11/18 (f)(k)	85	25
Class G, 0.815% 8/11/18 (f)(k)	80	20
Class J, 0.9331% 8/11/18 (f)(k)	18	6
Class X1A, 0.0239% 9/15/21 (f)(k)(m)	128	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (f)(k)	4	1
Class AP2, 1.255% 6/15/20 (f)(k)	7	1
Class F, 0.935% 6/15/20 (f)(k)	134	43
Class LXR2, 1.255% 6/15/20 (f)(k)	92	14
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43	355	214
Series 2007-C32 Class A2, 5.7357% 6/15/49 (k)	140	101
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	234
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,728)		5,510
Fixed-Income Funds - 15.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (l)	100,327	7,116
Fidelity Commercial Mortgage-Backed Securities Central Fund (l)	256,684	17,455
Fidelity Corporate Bond 1-10 Year Central Fund (l)	319,533	28,352
Fidelity High Income Central Fund 2 (l)	197,543	14,869
Fidelity Mortgage Backed Securities Central Fund (l)	493,114	49,297
TOTAL FIXED-INCOME FUNDS (Cost $135,862)		117,089
Money Market Funds - 7.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.59% (b)	56,607,920	$ 56,608
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	1,358,775	1,359
TOTAL MONEY MARKET FUNDS (Cost $57,967)		57,967
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $959)	$ 959	959
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $956,439)		782,435
NET OTHER ASSETS - (6.2)%		(45,774)
NET ASSETS - 100%		$ 736,661
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
193 CME E-mini S&P 500 Index Contracts	March 2009	$ 7,085	$ (422)

The face value of futures purchased as a percentage of net assets - 1%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (i)

	Oct. 2036	$ 96	$ (92)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)	Dec. 2034	79	(75)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (j)	Sept. 2037	300	(290)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (j)	Sept. 2037	200	(193)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (i)	March 2034	22	(1)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (i)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (i)	August 2035	200	(188)
TOTAL CREDIT DEFAULT SWAPS		$ 898	$ (840)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,500	$ 53
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	167
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	509
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	868
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 1,597
		$ 18,898	$ 757
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,182,000 or 1.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,350,000.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $593,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	6/6/08	$ 891
Washington Mutual, Inc.	10/6/08	$ 17
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$959,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 516
Barclays Capital, Inc.	124
Citigroup Global Markets, Inc.	71
HSBC Securities (USA), Inc.	36
J.P. Morgan Securities, Inc.	70
Societe Generale, New York Branch	142
$ 959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 816
Fidelity 1-3 Year Duration Securitized Bond Central Fund	192
Fidelity Cash Central Fund	345
Fidelity Commercial Mortgage-Backed Securities Central Fund	658
Fidelity Corporate Bond 1-10 Year Central Fund	1,389
Fidelity Mortgage Backed Securities Central Fund	1,795
Fidelity Securities Lending Cash Central Fund	49
Fidelity Ultra-Short Central Fund	193
Total	$ 5,437
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,170	$ 192	$ 4,806	$ 7,116	0.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	25,879	657	3,364	17,455	0.7%
Fidelity Corporate Bond 1-10 Year Central Fund	56,418	1,389	24,966	28,352	1.2%
Fidelity High Income Central Fund 2	19,738	3,033	3,287	14,869	4.1%
Fidelity Mortgage Backed Securities Central Fund	88,196	1,795	41,930	49,297	0.7%
Fidelity Ultra-Short Central Fund	27,012	-	22,730*	-	0.0%
Total	$ 230,413	$ 7,066	$ 101,083	$ 117,089
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 782,435	$ 583,319	$ 196,712	$ 2,404
Other Financial Instruments*	$ 335	$ (422)	$ 1,597	$ (840)
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 1,103	$ (1,284)
Total Realized Gain (Loss)	22	-*
Total Unrealized Gain (Loss)	(668)	899
Cost of Purchases	1,999	-
Proceeds of Sales	(82)	-
Amortization/Accretion	12	-
Transfer in/out of Level 3	18	(455)
Ending Balance	$ 2,404	$ (840)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(950,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	25.1%
AAA,AA,A	10.0%
BBB	5.3%
BB	0.9%
B	1.1%
CCC,CC,C	0.1%
D	0.0%†
Not Rated	0.1%
Equities	59.6%
Short-Term Investments and Net Other Assets	(2.2)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.9%
United Kingdom	1.3%
Canada	1.3%
Netherlands	1.2%
Bermuda	1.2%
Others (individually less than 1%)	5.1%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
† Amount represents less than .1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,293 and repurchase agreements of $959) - See accompanying schedule: Unaffiliated issuers (cost $762,610)	$ 607,379
Fidelity Central Funds (cost $193,829)	175,056
Total Investments (cost $956,439)		$ 782,435
Foreign currency held at value (cost $34)		34
Receivable for investments sold		12,021
Receivable for swap agreements		4
Receivable for fund shares sold		437
Dividends receivable		1,228
Interest receivable		1,438
Distributions receivable from Fidelity Central Funds		657
Unrealized appreciation on swap agreements		1,597
Prepaid expenses		9
Other receivables		88
Total assets		799,948
Liabilities
Payable to custodian bank	$ 1,332
Payable for investments purchased Regular delivery	13,053
Delayed delivery	36,906
Payable for swap agreements	222
Payable for fund shares redeemed	8,475
Accrued management fee	276
Distribution fees payable	317
Payable for daily variation on futures contracts	172
Other affiliated payables	238
Other payables and accrued expenses	97
Collateral on securities loaned, at value	1,359
Unrealized depreciation on swap agreements	840
Total liabilities		63,287
Net Assets		$ 736,661
Net Assets consist of:
Paid in capital		$ 1,138,634
Undistributed net investment income		1,776
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(230,175)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(173,574)
Net Assets		$ 736,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,782 ÷ 16,808.1 shares)	$ 9.63

Maximum offering price per share (100/94.25 of $9.63)	$ 10.22
Class T: Net Asset Value and redemption price per share ($482,634 ÷ 49,747.2 shares)	$ 9.70

Maximum offering price per share (100/96.50 of $9.70)	$ 10.05
Class B: Net Asset Value and offering price per share ($24,754 ÷ 2,575.8 shares)A	$ 9.61

Class C: Net Asset Value and offering price per share ($48,154 ÷ 5,021.2 shares)A	$ 9.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,337 ÷ 1,980.4 shares)	$ 9.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Dividends		$ 6,075
Interest		2,465
Income from Fidelity Central Funds		5,437
Total income		13,977

Expenses
Management fee	$ 1,848
Transfer agent fees	1,281
Distribution fees	2,133
Accounting and security lending fees	193
Custodian fees and expenses	118
Independent trustees' compensation	3
Depreciation in deferred trustee compensation account	(1)
Registration fees	51
Audit	58
Legal	4
Miscellaneous	44
Total expenses before reductions	5,732
Expense reductions	(33)	5,699
Net investment income (loss)		8,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(208,222)
Fidelity Central Funds	(16,932)
Foreign currency transactions	(238)
Futures contracts	(1,847)
Swap agreements	(697)
Total net realized gain (loss)		(227,936)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3)	(169,060)
Assets and liabilities in foreign currencies	1
Futures contracts	(422)
Swap agreements	1,550
Total change in net unrealized appreciation (depreciation)		(167,931)
Net gain (loss)		(395,867)
Net increase (decrease) in net assets resulting from operations		$ (387,589)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,278	$ 20,975
Net realized gain (loss)	(227,936)	23,259
Change in net unrealized appreciation (depreciation)	(167,931)	(148,320)
Net increase (decrease) in net assets resulting from operations	(387,589)	(104,086)
Distributions to shareholders from net investment income	(6,459)	(25,979)
Distributions to shareholders from net realized gain	(4,005)	(106,465)
Total distributions	(10,464)	(132,444)
Share transactions - net increase (decrease)	(67,223)	46,614
Total increase (decrease) in net assets	(465,276)	(189,916)

Net Assets
Beginning of period	1,201,937	1,391,853
End of period (including undistributed net investment income of $1,776 and distributions in excess of net investment income of $43, respectively)	$ 736,661	$ 1,201,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.12	.29	.32	.21	.33	.37 H	.34
Net realized and unrealized gain (loss)	(4.89)	(1.42)	1.84	.84	.58	.59	1.33
Total from investment operations	(4.77)	(1.13)	2.16	1.05	.91	.96	1.67
Distributions from net investment income	(.10)	(.36)	(.34)	(.22)	(.39)	(.36)	(.34)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.15)	(1.69)	(1.19)	(1.21) M	(.39)	(.36)	(.34)
Net asset value, end of period	$ 9.63	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44
Total Return B, C, D	(32.97)%	(7.52)%	13.55%	6.66%	5.77%	6.28%	12.04%
Ratios to Average Net Assets F, J
Expenses before reductions	1.06% A	.98%	.98%	.99% A	1.00%	.98%	.96%
Expenses net of fee waivers, if any	1.06% A	.98%	.98%	.99% A	1.00%	.98%	.96%
Expenses net of all reductions	1.05% A	.97%	.97%	.98% A	.96%	.97%	.95%
Net investment income (loss)	2.08% A	1.82%	1.89%	1.70% A	2.05%	2.35%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 270	$ 266	$ 208	$ 169	$ 149	$ 131
Portfolio turnover rate G	263% A	103% L	88% L	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17
Income from Investment Operations
Net investment income (loss) E	.10	.25	.28	.18	.29	.33 H	.30
Net realized and unrealized gain (loss)	(4.93)	(1.44)	1.85	.86	.58	.60	1.33
Total from investment operations	(4.83)	(1.19)	2.13	1.04	.87	.93	1.63
Distributions from net investment income	(.08)	(.31)	(.29)	(.18)	(.35)	(.31)	(.30)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.13)	(1.64)	(1.14)	(1.18)	(.35)	(.31)	(.30)
Net asset value, end of period	$ 9.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50
Total Return B, C, D	(33.08)%	(7.77)%	13.32%	6.53%	5.47%	6.05%	11.68%
Ratios to Average Net Assets F, J
Expenses before reductions	1.30% A	1.20%	1.20%	1.22% A	1.24%	1.24%	1.22%
Expenses net of fee waivers, if any	1.30% A	1.20%	1.20%	1.22% A	1.24%	1.24%	1.22%
Expenses net of all reductions	1.30% A	1.20%	1.20%	1.21% A	1.21%	1.23%	1.21%
Net investment income (loss)	1.84% A	1.59%	1.66%	1.47% A	1.81%	2.08%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 483	$ 778	$ 948	$ 949	$ 1,038	$ 1,278	$ 1,350
Portfolio turnover rate G	263% A	103% L	88% L	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.10	.19	.24 H	.22
Net realized and unrealized gain (loss)	(4.88)	(1.43)	1.82	.85	.59	.59	1.32
Total from investment operations	(4.81)	(1.27)	2.00	.95	.78	.83	1.54
Distributions from net investment income	(.05)	(.21)	(.18)	(.11)	(.26)	(.23)	(.22)
Distributions from net realized gain	(.04)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.09)	(1.54)	(1.03)	(1.10) M	(.26)	(.23)	(.22)
Net asset value, end of period	$ 9.61	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38
Total Return B, C, D	(33.22)%	(8.31)%	12.59%	6.03%	4.92%	5.43%	11.08%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.79%	1.80%	1.84% A	1.85%	1.84%	1.79%
Expenses net of fee waivers, if any	1.82% A	1.79%	1.80%	1.84% A	1.83%	1.80%	1.79%
Expenses net of all reductions	1.81% A	1.78%	1.80%	1.83% A	1.80%	1.80%	1.78%
Net investment income (loss)	1.32% A	1.00%	1.06%	.85% A	1.21%	1.52%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 45	$ 64	$ 79	$ 99	$ 122	$ 128
Portfolio turnover rate G	263% A	103% L	88% L	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.07	.16	.19	.11	.20	.24 H	.22
Net realized and unrealized gain (loss)	(4.87)	(1.41)	1.82	.84	.58	.60	1.32
Total from investment operations	(4.80)	(1.25)	2.01	.95	.78	.84	1.54
Distributions from net investment income	(.05)	(.23)	(.20)	(.12)	(.26)	(.23)	(.22)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.10)	(1.56)	(1.05)	(1.11) M	(.26)	(.23)	(.22)
Net asset value, end of period	$ 9.59	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37
Total Return B, C, D	(33.25)%	(8.22)%	12.66%	6.04%	4.94%	5.50%	11.09%
Ratios to Average Net Assets F, J
Expenses before reductions	1.81% A	1.74%	1.75%	1.78% A	1.81%	1.80%	1.78%
Expenses net of fee waivers, if any	1.81% A	1.74%	1.75%	1.78% A	1.81%	1.80%	1.78%
Expenses net of all reductions	1.81% A	1.74%	1.74%	1.77% A	1.77%	1.80%	1.77%
Net investment income (loss)	1.33% A	1.05%	1.11%	.91% A	1.24%	1.52%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 79	$ 82	$ 73	$ 73	$ 79	$ 77
Portfolio turnover rate G	263% A	103% L	88% L	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25
Income from Investment Operations
Net investment income (loss) D	.13	.33	.38	.25	.37	.41 G	.38
Net realized and unrealized gain (loss)	(4.96)	(1.44)	1.86	.85	.59	.60	1.34
Total from investment operations	(4.83)	(1.11)	2.24	1.10	.96	1.01	1.72
Distributions from net investment income	(.12)	(.40)	(.39)	(.24)	(.43)	(.39)	(.38)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.17)	(1.73)	(1.24)	(1.24) G	(.43)	(.39)	(.38)
Net asset value, end of period	$ 9.76	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59
Total Return B, C	(32.93)%	(7.29)%	13.92%	6.89%	6.04%	6.55%	12.31%
Ratios to Average Net Assets E, I
Expenses before reductions	.79% A	.71%	.68%	.69% A	.75%	.74%	.70%
Expenses net of fee waivers, if any	.79% A	.71%	.68%	.69% A	.75%	.74%	.70%
Expenses net of all reductions	.78% A	.70%	.67%	.67% A	.71%	.73%	.68%
Net investment income (loss)	2.35% A	2.09%	2.18%	2.00% A	2.30%	2.59%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 29	$ 32	$ 17	$ 20	$ 28	$ 39
Portfolio turnover rate F	263% A	103% K	88% K	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,475
Unrealized depreciation	(205,470)
Net unrealized appreciation (depreciation)	$ (189,995)
Cost for federal income tax purposes	$ 972,430

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $898 representing 0.12% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $919,566 and $989,249, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.0%	.25%	$ 245	$ 14
Class T	.25%	.25%	1,440	30
Class B	.75%	.25%	156	118
Class C	.75%	.25%	292	44
			$ 2,133	$ 206

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	11
Class B*	46
Class C*	4
$ 83

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 285.29
Class T	823.28
Class B	47.30
Class C	87.30
Institutional Class	39.27
	$ 1,281

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $13,614 in return for its 218 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $7. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $49.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 1,663	$ 6,349
Class T	4,097	16,924
Class B	133	728
Class C	261	1,209
Institutional Class	305	769
Total	$ 6,459	$ 25,979
From net realized gain
Class A	$ 906	$ 20,978
Class T	2,583	71,765
Class B	131	4,800
Class C	254	6,415
Institutional Class	131	2,507
Total	$ 4,005	$ 106,465

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	2,042	6,357	$ 23,185	$ 100,338
Reinvestment of distributions	215	1,587	2,454	26,266
Shares redeemed	(4,045)	(4,655)	(45,771)	(71,808)
Net increase (decrease)	(1,788)	3,289	$ (20,132)	$ 54,796
Class T
Shares sold	5,583	7,304	$ 61,951	$ 114,982
Reinvestment of distributions	557	5,080	6,394	85,131
Shares redeemed	(9,488)	(13,527)	(107,235)	(214,462)
Net increase (decrease)	(3,348)	(1,143)	$ (38,890)	$ (14,349)
Class B
Shares sold	224	482	$ 2,491	$ 7,577
Reinvestment of distributions	21	302	242	5,034
Shares redeemed	(753)	(1,371)	(8,405)	(21,423)
Net increase (decrease)	(508)	(587)	$ (5,672)	$ (8,812)
Class C
Shares sold	649	1,566	$ 7,119	$ 24,649
Reinvestment of distributions	39	397	443	6,599
Shares redeemed	(1,144)	(1,246)	(12,572)	(19,444)
Net increase (decrease)	(456)	717	$ (5,010)	$ 11,804
Institutional Class
Shares sold	1,094	826	$ 13,629	$ 13,366
Reinvestment of distributions	36	173	415	2,907
Shares redeemed	(1,119)	(823)	(11,563)	(13,098)
Net increase (decrease)	11	176	$ 2,481	$ 3,175

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other - continued

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

In March, 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-USAN-0409
1.786777.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Balanced Fund -
Institutional Class

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	1.06%
Actual		$ 1,000.00	$ 670.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class T	1.30%
Actual		$ 1,000.00	$ 669.20	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.82%
Actual		$ 1,000.00	$ 667.80	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Class C	1.81%
Actual		$ 1,000.00	$ 667.50	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.79%
Actual		$ 1,000.00	$ 670.70	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.5	0.8
Microsoft Corp.	1.3	0.0
Procter & Gamble Co.	1.3	0.6
AT&T, Inc.	1.1	1.2
Verizon Communications, Inc.	1.0	0.6
	6.2
Top Five Bond Issuers as of February 28, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.7	9.2
U.S. Treasury Obligations	6.7	4.1
Freddie Mac	5.6	5.8
Government National Mortgage Association	0.8	1.0
Federal Home Loan Bank	0.5	0.0
	24.3
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	10.6	9.5
Health Care	9.6	6.4
Financials	9.7	16.5
Energy	9.1	12.0
Consumer Staples	9.0	4.1
Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Stocks and Equity Futures 59.4%		Stocks and Investment Companies 65.5%
	Bonds 45.0%		Bonds 40.1%
	Convertible Securities 0.2%		Convertible Securities 0.8%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets † (4.9)%		Short-Term Investments and Net Other Assets † (6.6)%
* Foreign investments	10.1%	** Foreign investments	10.3%

† Short-term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.1%
Gentex Corp.	45,800	$ 366
Johnson Controls, Inc.	51,100	582
		948
Automobiles - 0.1%
Renault SA	3,700	53
Toyota Motor Corp. sponsored ADR	5,800	366
		419
Distributors - 0.2%
Li & Fung Ltd.	779,000	1,688
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(e)	3,500	157
Service Corp. International	33,800	114
		271
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	10,300	221
McDonald's Corp.	81,100	4,237
Wendy's/Arby's Group, Inc.	29,600	134
		4,592
Household Durables - 0.2%
Centex Corp.	6,890	43
D.R. Horton, Inc.	48,400	409
Fortune Brands, Inc.	5,700	135
Harman International Industries, Inc.	11,000	117
Mohawk Industries, Inc. (a)	24,124	545
Newell Rubbermaid, Inc.	24,300	137
Pulte Homes, Inc.	19,300	177
Whirlpool Corp.	6,745	150
		1,713
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	25,062	200
Priceline.com, Inc. (a)	3,400	289
		489
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	7,700	176
Media - 1.4%
Central European Media Enterprises Ltd. Class A (a)	32,800	209
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	192,200	$ 2,510
Class A (special) (non-vtg.)	6,900	84
Discovery Communications, Inc. (a)	16,200	251
Liberty Global, Inc. Class A (a)	32,500	399
News Corp. Class A	41,800	232
Omnicom Group, Inc.	57,900	1,391
The DIRECTV Group, Inc. (a)	36,000	718
The Walt Disney Co.	46,700	783
Time Warner Cable, Inc. (a)	61,400	1,119
Time Warner, Inc.	266,909	2,037
Viacom, Inc. Class B (non-vtg.) (a)	51,500	793
		10,526
Multiline Retail - 0.3%
Kohl's Corp. (a)	6,288	221
Target Corp.	54,500	1,543
		1,764
Specialty Retail - 1.2%
Home Depot, Inc.	49,400	1,032
Lowe's Companies, Inc.	130,300	2,064
MarineMax, Inc. (a)	19,014	27
OfficeMax, Inc.	17,288	66
PetSmart, Inc.	36,377	729
Ross Stores, Inc.	35,079	1,036
Sally Beauty Holdings, Inc. (a)	18,000	70
Sherwin-Williams Co.	8,200	377
Staples, Inc.	54,340	867
Tiffany & Co., Inc.	8,700	166
TJX Companies, Inc.	80,200	1,786
Urban Outfitters, Inc. (a)	20,400	339
Zumiez, Inc. (a)	38,500	304
		8,863
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	36,500	595
LVMH Moet Hennessy - Louis Vuitton	3,300	187
NIKE, Inc. Class B	17,300	718
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ports Design Ltd.	123,500	$ 126
VF Corp.	4,000	208
		1,834
TOTAL CONSUMER DISCRETIONARY		33,283
CONSUMER STAPLES - 8.0%
Beverages - 2.6%
Anheuser-Busch InBev NV	67,836	1,853
Coca-Cola Enterprises, Inc.	43,300	497
Coca-Cola FEMSA SAB de CV sponsored ADR	7,936	247
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	12,262	144
Coca-Cola Icecek AS	32,000	133
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,950	281
Constellation Brands, Inc. Class A (sub. vtg.) (a)	101,910	1,330
Cott Corp. (a)	88,744	71
Diageo PLC sponsored ADR	17,000	790
Dr Pepper Snapple Group, Inc. (a)	10,000	141
Embotelladora Andina SA sponsored ADR	20,739	297
Fomento Economico Mexicano SAB de CV sponsored ADR	5,400	124
Molson Coors Brewing Co. Class B	41,100	1,448
Pepsi Bottling Group, Inc.	14,200	263
PepsiCo, Inc.	111,900	5,387
Pernod Ricard SA	8,300	452
SABMiller PLC	8,062	117
The Coca-Cola Co.	140,600	5,744
		19,319
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	29,200	1,236
CVS Caremark Corp.	143,350	3,690
Kroger Co.	45,800	947
Safeway, Inc.	52,498	971
Wal-Mart Stores, Inc.	89,150	4,390
Walgreen Co.	70,400	1,680
		12,914
Food Products - 1.2%
Archer Daniels Midland Co.	43,000	1,146
Bunge Ltd.	3,100	145
Cadbury PLC sponsored ADR	4,600	141
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	29,090	$ 1,087
Groupe Danone	8,661	411
Kraft Foods, Inc. Class A	15,300	349
Lindt & Spruengli AG	8	149
Nestle SA (Reg.)	72,305	2,363
Perdigao SA	9,900	122
PureCircle Ltd. (a)	2,800	7
Ralcorp Holdings, Inc. (a)	2,450	148
Sadia SA ADR	24,000	82
SLC Agricola SA	26,900	158
Tyson Foods, Inc. Class A	74,000	624
Unilever NV (NY Shares)	90,900	1,737
Viterra, Inc. (a)	18,500	147
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	2,600	77
		8,893
Household Products - 1.5%
Colgate-Palmolive Co.	22,500	1,354
Kimberly-Clark Corp.	7,500	353
Procter & Gamble Co.	194,324	9,361
		11,068
Personal Products - 0.3%
Avon Products, Inc.	80,300	1,412
Mead Johnson Nutrition Co. Class A (a)	16,000	441
		1,853
Tobacco - 0.6%
Altria Group, Inc.	61,000	942
British American Tobacco PLC sponsored ADR	47,000	2,399
Philip Morris International, Inc.	36,096	1,208
Souza Cruz Industria Comerico	7,750	155
		4,704
TOTAL CONSUMER STAPLES		58,751
ENERGY - 7.7%
Energy Equipment & Services - 1.9%
Global Industries Ltd. (a)	43,932	139
Nabors Industries Ltd. (a)	129,647	1,259
National Oilwell Varco, Inc. (a)	134,600	3,598
Noble Corp.	99,792	2,454
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	50,395	$ 433
Pride International, Inc. (a)	35,600	614
Schlumberger Ltd. (NY Shares)	32,200	1,226
Smith International, Inc.	36,350	781
Superior Energy Services, Inc. (a)	9,400	124
Transocean Ltd. (a)	1,800	108
Weatherford International Ltd. (a)	309,400	3,301
		14,037
Oil, Gas & Consumable Fuels - 5.8%
Apache Corp.	30,100	1,779
Cabot Oil & Gas Corp.	45,200	921
Canadian Natural Resources Ltd.	79,500	2,556
Chevron Corp.	51,000	3,096
Comstock Resources, Inc. (a)	49,182	1,497
Concho Resources, Inc. (a)	179,065	3,572
Concho Resources, Inc. (a)(n)	29,582	590
Continental Resources, Inc. (a)(e)	26,100	415
Denbury Resources, Inc. (a)	170,528	2,196
El Paso Corp.	173,500	1,171
Ellora Energy, Inc. (a)(f)	106,700	650
Energy Resources of Australia Ltd.	20,471	237
EXCO Resources, Inc. (a)	138,550	1,262
Hess Corp.	40,382	2,208
Occidental Petroleum Corp.	23,400	1,214
OPTI Canada, Inc. (a)	132,128	104
Petrohawk Energy Corp. (a)	298,935	5,088
Plains Exploration & Production Co. (a)	61,190	1,171
Range Resources Corp.	9,050	322
Royal Dutch Shell PLC Class A sponsored ADR	88,000	3,869
SandRidge Energy, Inc. (a)	792	5
Southwestern Energy Co. (a)	90,471	2,603
Suncor Energy, Inc.	100,000	2,080
Sunoco, Inc.	5,138	172
Ultra Petroleum Corp. (a)	29,200	1,026
Uranium One, Inc. (a)	51,800	79
Whiting Petroleum Corp. (a)	439	10
Williams Companies, Inc.	244,500	2,763
		42,656
TOTAL ENERGY		56,693
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 5.6%
Capital Markets - 1.0%
BlackRock, Inc. Class A	4,100	$ 397
Goldman Sachs Group, Inc.	28,400	2,587
Janus Capital Group, Inc.	27,100	120
Morgan Stanley	130,478	2,550
Northern Trust Corp.	8,600	478
State Street Corp.	47,100	1,190
		7,322
Commercial Banks - 1.3%
Bangkok Bank Ltd. PCL (For. Reg.)	172,400	351
Mitsubishi UFJ Financial Group, Inc.	10,500	47
PNC Financial Services Group, Inc.	81,280	2,222
TCF Financial Corp.	31,700	389
U.S. Bancorp, Delaware	113,400	1,623
UCBH Holdings, Inc.	25,381	41
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	241
Wells Fargo & Co.	387,085	4,684
		9,598
Consumer Finance - 0.2%
American Express Co.	21,500	259
Capital One Financial Corp.	66,300	799
Discover Financial Services	66,930	384
Promise Co. Ltd.	12,200	163
SLM Corp. (a)	63,800	293
		1,898
Diversified Financial Services - 1.8%
Bank of America Corp.	475,961	1,880
JPMorgan Chase & Co.	488,880	11,171
		13,051
Insurance - 1.2%
ACE Ltd.	44,040	1,608
Fidelity National Financial, Inc. Class A	15,544	258
Marsh & McLennan Companies, Inc.	51,200	918
MetLife, Inc.	77,340	1,428
PartnerRe Ltd.	14,800	916
Principal Financial Group, Inc.	37,900	303
Prudential Financial, Inc.	43,800	719
Reinsurance Group of America, Inc.	15,772	429
Sony Financial Holdings, Inc.	325	836
The Travelers Companies, Inc.	15,520	561
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group	53,000	$ 540
W.R. Berkley Corp.	7,300	152
		8,668
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp.	10,000	30
SL Green Realty Corp.	8,500	99
Vornado Realty Trust	14,200	465
		594
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	22,500	169
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (n)	130,000	3
TOTAL FINANCIALS		41,303
HEALTH CARE - 9.3%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	1,000	34
Amgen, Inc. (a)	44,614	2,183
Biogen Idec, Inc. (a)	39,800	1,832
BioMarin Pharmaceutical, Inc. (a)(e)	9,254	111
CSL Ltd.	16,930	392
Genentech, Inc. (a)	23,592	2,018
Genzyme Corp. (a)	32,800	1,999
Gilead Sciences, Inc. (a)	78,218	3,504
Myriad Genetics, Inc. (a)	4,819	380
ONYX Pharmaceuticals, Inc. (a)	7,897	237
United Therapeutics Corp. (a)	5,699	382
		13,072
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	69,300	3,528
C.R. Bard, Inc.	12,343	991
Cooper Companies, Inc.	9,100	200
Covidien Ltd.	83,854	2,656
Edwards Lifesciences Corp. (a)	10,770	599
Mako Surgical Corp.	26,100	204
Masimo Corp. (a)	13,125	328
Medtronic, Inc.	18,700	553
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	84,000	$ 140
St. Jude Medical, Inc. (a)	21,263	705
		9,904
Health Care Providers & Services - 1.0%
CardioNet, Inc.	6,427	161
Express Scripts, Inc. (a)	33,737	1,697
Henry Schein, Inc. (a)	10,100	370
McKesson Corp.	12,300	505
Medco Health Solutions, Inc. (a)	74,514	3,024
UnitedHealth Group, Inc.	48,911	961
WellPoint, Inc. (a)	17,100	580
		7,298
Health Care Technology - 0.1%
HLTH Corp. (a)	108,693	1,187
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	25,000	783
QIAGEN NV (a)	51,251	821
Waters Corp. (a)	12,812	451
		2,055
Pharmaceuticals - 4.8%
Abbott Laboratories	122,939	5,820
Allergan, Inc.	70,410	2,728
Bristol-Myers Squibb Co.	93,832	1,727
Elan Corp. PLC sponsored ADR (a)	46,000	284
Johnson & Johnson	110,979	5,549
Merck & Co., Inc.	170,660	4,130
Novo Nordisk AS Series B	15,500	755
Perrigo Co.	6,700	135
Pfizer, Inc.	403,400	4,966
Pronova BioPharma ASA (a)	66,300	212
Schering-Plough Corp.	134,799	2,344
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,600	160
Valeant Pharmaceuticals International (a)	35,221	613
Wyeth	148,694	6,070
		35,493
TOTAL HEALTH CARE		69,009
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.3%
General Dynamics Corp.	11,800	$ 517
Honeywell International, Inc.	71,200	1,910
Lockheed Martin Corp.	41,500	2,619
Raytheon Co.	56,972	2,277
The Boeing Co.	21,700	682
United Technologies Corp.	35,800	1,462
		9,467
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	71,400	2,955
FedEx Corp.	20,800	899
United Parcel Service, Inc. Class B	68,400	2,817
		6,671
Airlines - 0.0%
AMR Corp. (a)	28,800	118
Building Products - 0.1%
Masco Corp.	62,711	323
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	60,300	2,893
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	9,700	130
Quanta Services, Inc. (a)(e)	90,400	1,591
		1,721
Electrical Equipment - 0.4%
Alstom SA	21,400	1,004
Cooper Industries Ltd. Class A	19,495	411
Energy Conversion Devices, Inc. (a)	7,600	167
First Solar, Inc. (a)	1,300	137
Q-Cells SE (a)	26,523	439
Renewable Energy Corp. AS (a)	58,500	397
Sunpower Corp. Class B (a)	23,419	580
		3,135
Industrial Conglomerates - 0.8%
General Electric Co.	393,485	3,349
McDermott International, Inc. (a)	25,800	304
Siemens AG sponsored ADR	19,900	1,007
Textron, Inc.	77,200	436
Tyco International Ltd.	26,600	533
		5,629
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Cummins, Inc.	82,200	$ 1,710
Danaher Corp.	63,500	3,223
Deere & Co.	55,000	1,512
Eaton Corp.	46,500	1,681
Illinois Tool Works, Inc.	16,900	470
Ingersoll-Rand Co. Ltd. Class A	3,000	43
Navistar International Corp. (a)	33,000	931
PACCAR, Inc.	8,900	223
Toro Co.	14,302	313
Trinity Industries, Inc.	8,100	60
Vallourec SA	2,700	210
		10,376
Professional Services - 0.1%
Manpower, Inc.	15,200	424
Monster Worldwide, Inc. (a)	20,052	132
		556
Road & Rail - 0.3%
CSX Corp.	17,596	434
Union Pacific Corp.	52,200	1,959
		2,393
Trading Companies & Distributors - 0.0%
GATX Corp.	4,200	77
TOTAL INDUSTRIALS		43,359
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.3%
Ciena Corp. (a)	199,700	1,072
Cisco Systems, Inc. (a)	24,600	358
Juniper Networks, Inc. (a)	311,869	4,432
NETGEAR, Inc. (a)	6,209	69
QUALCOMM, Inc.	25,200	842
Starent Networks Corp. (a)	2,400	38
Sycamore Networks, Inc. (a)	541,200	1,364
Tellabs, Inc. (a)	173,700	660
ZTE Corp. (H Shares)	156,800	512
		9,347
Computers & Peripherals - 0.8%
Apple, Inc. (a)	12,400	1,107
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	82,100	$ 700
Hewlett-Packard Co.	54,300	1,576
SanDisk Corp. (a)	214,903	1,915
Seagate Technology	126,155	542
		5,840
Electronic Equipment & Components - 0.2%
Arrow Electronics, Inc. (a)	13,200	220
Avnet, Inc. (a)	51,748	894
		1,114
Internet Software & Services - 0.4%
eBay, Inc. (a)	90,034	979
Google, Inc. Class A (sub. vtg.) (a)	6,366	2,152
		3,131
IT Services - 0.2%
Visa, Inc.	21,000	1,191
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	86,400	1,325
Analog Devices, Inc.	165,500	3,085
Applied Materials, Inc.	539,500	4,969
ARM Holdings PLC sponsored ADR	34,600	145
ASAT Holdings Ltd. (a)	6,352	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0*
ASML Holding NV (NY Shares)	397,934	6,021
ATMI, Inc. (a)	40,600	540
Broadcom Corp. Class A (a)	41,581	684
Brooks Automation, Inc. (a)	121,500	520
Cirrus Logic, Inc. (a)	148,000	525
Cymer, Inc. (a)	60,900	1,125
FEI Co. (a)	24,100	345
Globe Specialty Metals, Inc. (Reg. S) (a)	79,600	438
Inotera Memories, Inc. (a)	1,285,000	433
Integrated Device Technology, Inc. (a)	33,905	152
Intel Corp.	102,100	1,301
Kulicke & Soffa Industries, Inc. (a)	1,937	3
Lam Research Corp. (a)	93,800	1,835
Linear Technology Corp.	87,500	1,908
Marvell Technology Group Ltd. (a)	213,600	1,604
Mattson Technology, Inc. (a)	131,028	75
MediaTek, Inc.	97,000	831
Micron Technology, Inc. (a)	794,600	2,559
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic Power Systems, Inc. (a)	19,268	$ 250
Novellus Systems, Inc. (a)	136,800	1,744
NVIDIA Corp. (a)	111,900	927
Richtek Technology Corp.	73,000	312
Samsung Electronics Co. Ltd.	7,278	2,238
Silicon Laboratories, Inc. (a)	30,149	660
Skyworks Solutions, Inc. (a)	74,870	487
Taiwan Semiconductor Manufacturing Co. Ltd.	351,000	443
Teradyne, Inc. (a)	170,900	706
Texas Instruments, Inc.	49,300	707
Tokyo Electron Ltd.	119,300	3,999
TriQuint Semiconductor, Inc. (a)	107,353	250
Varian Semiconductor Equipment Associates, Inc. (a)	117,400	2,143
Verigy Ltd. (a)	89,000	615
		45,904
Software - 1.3%
Electronic Arts, Inc. (a)	13,400	219
Microsoft Corp.	590,000	9,529
Perfect World Co. Ltd. sponsored ADR Class B (a)	14,970	172
		9,920
TOTAL INFORMATION TECHNOLOGY		76,447
MATERIALS - 1.6%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	8,200	379
Airgas, Inc.	11,700	360
Albemarle Corp.	31,625	612
CF Industries Holdings, Inc.	2,100	135
E.I. du Pont de Nemours & Co.	16,700	313
Ecolab, Inc.	22,100	702
FMC Corp.	17,000	687
Monsanto Co.	37,487	2,859
Potash Corp. of Saskatchewan, Inc.	1,600	134
Praxair, Inc.	7,900	448
Solutia, Inc. (a)	35,880	135
The Mosaic Co.	5,200	224
		6,988
Containers & Packaging - 0.3%
Ball Corp.	11,700	471
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	21,700	$ 457
Greif, Inc. Class A	3,059	94
Owens-Illinois, Inc. (a)	17,800	274
Rock-Tenn Co. Class A	19,600	541
Sealed Air Corp.	12,900	144
Temple-Inland, Inc.	85,469	406
		2,387
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd.	12,600	633
Commercial Metals Co.	16,642	170
Freeport-McMoRan Copper & Gold, Inc. Class B	5,700	173
Ivanhoe Mines Ltd. (a)	25,600	114
Newcrest Mining Ltd.	16,344	321
Nucor Corp.	14,100	474
Randgold Resources Ltd. sponsored ADR	200	9
Yamana Gold, Inc.	66,900	585
		2,479
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	10,300	249
TOTAL MATERIALS		12,103
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	353,688	8,407
Qwest Communications International, Inc.	212,300	720
Verizon Communications, Inc.	254,200	7,252
		16,379
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	24,432	711
Clearwire Corp. Class A (a)(e)	90,232	291
MetroPCS Communications, Inc. (a)	13,400	194
Sprint Nextel Corp. (a)	194,700	641
		1,837
TOTAL TELECOMMUNICATION SERVICES		18,216
UTILITIES - 2.9%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	11,289	267
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.	40,700	$ 1,142
DPL, Inc.	20,300	408
Duke Energy Corp.	91,200	1,228
Edison International	13,300	362
Entergy Corp.	21,400	1,442
Exelon Corp.	55,600	2,625
FirstEnergy Corp.	20,400	868
FPL Group, Inc.	17,100	775
Northeast Utilities	7,945	174
NV Energy, Inc.	26,900	249
Pepco Holdings, Inc.	31,698	475
Pinnacle West Capital Corp.	13,300	349
PPL Corp.	20,935	584
Progress Energy, Inc.	31,410	1,113
		12,061
Gas Utilities - 0.1%
EQT Corp.	8,700	268
Questar Corp.	24,240	699
		967
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	62,476	394
Constellation Energy Group, Inc.	15,198	300
Dynegy, Inc. Class A (a)	83,400	108
NRG Energy, Inc. (a)	88,294	1,669
		2,471
Multi-Utilities - 0.8%
Ameren Corp.	14,018	333
CMS Energy Corp.	34,300	379
PG&E Corp.	47,600	1,819
Public Service Enterprise Group, Inc.	38,350	1,047
Sempra Energy	27,400	1,139
Wisconsin Energy Corp.	9,200	366
Xcel Energy, Inc.	34,400	610
		5,693
TOTAL UTILITIES		21,192
TOTAL COMMON STOCKS (Cost $576,712)		430,356
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(f)	1,700	$ 168
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Fifth Third Bancorp 8.50%	2,500	75
Huntington Bancshares, Inc. 8.50%	900	235
Wells Fargo & Co. 7.50%	1,100	506
		816
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	9,000	134
TOTAL FINANCIALS		950
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0*
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	11,800	638
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,062)		1,756
Corporate Bonds - 6.6%
	Principal Amount (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	$ 24	24
Nonconvertible Bonds - 6.6%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	340	350
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	69
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	469
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. 6.45% 3/15/37	$ 959	$ 823
COX Communications, Inc.:
6.45% 12/1/36 (f)	160	128
6.95% 6/1/38 (f)	80	67
News America Holdings, Inc. 7.75% 12/1/45	510	443
News America, Inc.:
6.15% 3/1/37	235	183
6.2% 12/15/34	990	752
Time Warner Cable, Inc.:
5.85% 5/1/17	363	328
6.75% 7/1/18	430	408
7.3% 7/1/38	360	328
Time Warner, Inc. 6.5% 11/15/36	290	248
Viacom, Inc.:
6.125% 10/5/17	310	255
6.75% 10/5/37	105	76
		4,508
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	754	791
TOTAL CONSUMER DISCRETIONARY		5,718
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (f)	300	291
Diageo Capital PLC 5.75% 10/23/17	489	487
PepsiCo, Inc. 7.9% 11/1/18	380	457
		1,235
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (k)	790	486
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	336	337
Kraft Foods, Inc.:
6% 2/11/13	470	490
6.125% 2/1/18	296	294
6.875% 2/1/38	636	631
		1,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
9.7% 11/10/18	$ 430	$ 450
9.95% 11/10/38	260	260
Philip Morris International, Inc.:
4.875% 5/16/13	291	294
5.65% 5/16/18	275	267
6.375% 5/16/38	466	458
Reynolds American, Inc. 7.25% 6/15/37	435	317
		2,046
TOTAL CONSUMER STAPLES		5,519
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (f)	249	241
Weatherford International Ltd. 7% 3/15/38	245	174
		415
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	118
ConocoPhillips 6.5% 2/1/39	239	232
Duke Capital LLC 6.75% 2/15/32	485	379
Duke Energy Field Services 6.45% 11/3/36 (f)	470	331
Nakilat, Inc. 6.067% 12/31/33 (f)	515	336
Nexen, Inc.:
5.875% 3/10/35	355	242
6.4% 5/15/37	290	205
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	237
Pemex Project Funding Master Trust 2.82% 12/3/12 (f)(k)	200	171
Petro-Canada:
6.05% 5/15/18	150	124
6.8% 5/15/38	395	291
Plains All American Pipeline LP:
6.125% 1/15/17	205	175
6.65% 1/15/37	320	234
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	297
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.:
6.1% 6/1/18	$ 385	$ 317
6.85% 6/1/39	400	291
TEPPCO Partners LP 7.55% 4/15/38	375	292
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	305
Valero Energy Corp. 6.625% 6/15/37	215	164
XTO Energy, Inc. 6.75% 8/1/37	400	357
		5,098
TOTAL ENERGY		5,513
FINANCIALS - 2.2%
Capital Markets - 0.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	802
BlackRock, Inc. 6.25% 9/15/17	490	466
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	401
6.75% 10/1/37	865	615
JPMorgan Chase Capital XX 6.55% 9/29/36	235	166
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,512
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	152
6.15% 4/25/13	125	110
6.875% 4/25/18	21	17
Morgan Stanley:
4.75% 4/1/14	220	184
5.45% 1/9/17	100	86
6.625% 4/1/18	600	554
Northern Trust Corp. 5.5% 8/15/13	90	93
UBS AG Stamford Branch:
5.75% 4/25/18	475	415
5.875% 12/20/17	390	346
		5,919
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	220	162
Credit Suisse First Boston 6% 2/15/18	610	553
Credit Suisse First Boston New York Branch 5% 5/15/13	243	235
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (f)(k)	53	42
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (f)	$ 180	$ 145
HSBC Holdings PLC 6.5% 9/15/37	575	500
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (f)(k)	33	27
Santander Issuances SA Unipersonal 1.885% 6/20/16 (f)(k)	158	119
Sovereign Bank 2.88% 8/1/13 (k)	74	55
Standard Chartered Bank 6.4% 9/26/17 (f)	774	619
Wachovia Bank NA 6.6% 1/15/38	1,000	881
Wells Fargo & Co. 5.625% 12/11/17	595	565
		3,903
Consumer Finance - 0.4%
American Express Co. 8.15% 3/19/38	390	376
American General Finance Corp. 6.9% 12/15/17	295	117
General Electric Capital Corp.:
5.625% 9/15/17	325	283
5.875% 1/14/38	900	640
6.375% 11/15/67 (k)	500	290
SLM Corp.:
1.2994% 7/27/09 (k)	148	138
1.3194% 7/26/10 (k)	564	465
4.5% 7/26/10	325	257
		2,566
Diversified Financial Services - 0.2%
Bank of America Corp. 5.75% 12/1/17	260	219
BTM Curacao Holding NV 1.8975% 12/19/16 (f)(k)	86	66
Citigroup, Inc.:
5.3% 10/17/12	270	240
5.5% 4/11/13	120	109
6.125% 5/15/18	120	103
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	229	236
6.375% 5/15/38	290	305
International Lease Finance Corp. 5.65% 6/1/14	590	345
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(k)	500	198
		1,821
Insurance - 0.1%
American International Group, Inc. 8.175% 5/15/58 (f)(k)	305	49
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc. 7.717% 2/15/19	$ 403	$ 389
The Chubb Corp.:
5.75% 5/15/18	160	154
6.5% 5/15/38	135	126
		718
Real Estate Investment Trusts - 0.1%
Brandywine Operating Partnership LP 5.75% 4/1/12	23	13
Duke Realty LP:
5.4% 8/15/14	210	143
5.95% 2/15/17	35	22
6.25% 5/15/13	275	206
6.5% 1/15/18	285	176
Liberty Property LP 6.625% 10/1/17	245	177
UDR, Inc. 5.5% 4/1/14	405	321
		1,058
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	95	77
5.5% 10/1/12	135	123
5.75% 6/15/17	280	228
		428
Thrifts & Mortgage Finance - 0.0%
Independence Community Bank Corp. 3.585% 6/20/13 (k)	94	68
TOTAL FINANCIALS		16,481
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	265	279
6.45% 9/15/37	195	206
Elan Finance PLC/Elan Finance Corp.:
5.2344% 11/15/11 (k)	85	71
7.75% 11/15/11	10	9
Roche Holdings, Inc. 6% 3/1/19 (f)	365	369
		934
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (f)	$ 780	$ 523
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	430
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (k)	121	108
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37	245	244
General Electric Co. 5.25% 12/6/17	890	819
		1,063
TOTAL INDUSTRIALS		2,124
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	140	91
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 2.2463% 6/15/10 (k)	140	122
TOTAL INFORMATION TECHNOLOGY		213
MATERIALS - 0.2%
Metals & Mining - 0.2%
Rio Tinto Finance Ltd.:
6.5% 7/15/18	274	242
7.125% 7/15/28	346	284
United States Steel Corp. 6.65% 6/1/37	335	221
Vale Overseas Ltd. 6.25% 1/23/17	485	467
		1,214
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	548	492
6.8% 5/15/36	1,100	1,062
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	85
British Telecommunications PLC 9.125% 12/15/30	625	596
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
6.15% 9/15/34	$ 525	$ 466
6.45% 6/15/34	640	588
Sprint Capital Corp. 6.875% 11/15/28	1,149	635
Telecom Italia Capital SA:
5.25% 10/1/15	80	67
7.2% 7/18/36	345	280
Telefonica Emisiones SAU 7.045% 6/20/36	234	239
Verizon Communications, Inc.:
6.1% 4/15/18	235	233
6.25% 4/1/37	187	172
6.4% 2/15/38	341	320
6.9% 4/15/38	260	259
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,018
		6,512
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	105	68
TOTAL TELECOMMUNICATION SERVICES		6,580
UTILITIES - 0.5%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
5.4% 12/15/11	321	326
5.8% 3/15/18	435	413
Duke Energy Carolinas LLC:
5.25% 1/15/18	235	237
6.05% 4/15/38	176	182
EDP Finance BV 6% 2/2/18 (f)	380	353
Enel Finance International SA:
6.25% 9/15/17 (f)	195	172
6.8% 9/15/37 (f)	608	488
Illinois Power Co. 6.125% 11/15/17	165	155
Nevada Power Co. 6.5% 5/15/18	165	156
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	235	141
Southern California Edison Co. 5.95% 2/1/38	225	230
		2,853
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	$ 310	$ 269
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	195	194
6.5% 9/15/37	445	429
NiSource Finance Corp. 5.45% 9/15/20	335	229
		852
TOTAL UTILITIES		3,974
TOTAL NONCONVERTIBLE BONDS		48,270
TOTAL CORPORATE BONDS (Cost $56,125)		48,294
U.S. Government and Government Agency Obligations - 7.9%

U.S. Government Agency Obligations - 1.7%
Fannie Mae 5% 2/16/12	2,000	2,174
Federal Home Loan Bank 3.625% 5/29/13	3,350	3,493
Freddie Mac:
4% 6/12/13	2,342	2,451
5.25% 7/18/11	1,896	2,055
5.75% 1/15/12	2,024	2,238
Tennessee Valley Authority 5.375% 4/1/56	405	439
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,850
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	19,925	19,834
2.625% 7/15/17	2,029	2,074
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		21,908
U.S. Treasury Obligations - 3.2%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.14% 3/19/09 to 4/2/09 (h)	1,450	1,450
U.S. Treasury Bonds 4.5% 5/15/38	4,000	4,541
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.75% 1/31/14	$ 1,013	$ 1,002
1.875% 2/28/14	1,840	1,827
3.375% 6/30/13	13,554	14,466
TOTAL U.S. TREASURY OBLIGATIONS		23,286
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,594)		58,044
U.S. Government Agency - Mortgage Securities - 6.7%

Fannie Mae - 4.4%
4.5% 4/1/20	162	166
5% 12/1/21 to 5/1/22	3,216	3,314
5.5% 3/12/39 (g)	11,000	11,269
5.5% 3/12/39 (g)	9,000	9,220
5.593% 7/1/37 (k)	100	103
6% 11/1/32 to 5/1/37	8,214	8,524
6.013% 4/1/36 (k)	76	79
6.243% 6/1/36 (k)	26	26
6.328% 4/1/36 (k)	75	79
TOTAL FANNIE MAE		32,780
Freddie Mac - 2.3%
5.694% 10/1/35 (k)	44	46
5.86% 6/1/36 (k)	86	89
5.977% 6/1/36 (k)	78	81
6% 3/12/39 (g)	16,000	16,563
6.101% 6/1/36 (k)	81	84
TOTAL FREDDIE MAC		16,863
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $49,171)		49,643
Asset-Backed Securities - 1.0%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (k)	$ 5	$ 2
Series 2005-1 Class M1, 0.9438% 4/25/35 (k)	84	50
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (k)	38	0*
Class M8, 1.3238% 7/25/36 (k)	19	0*
Class M9, 2.1738% 7/25/36 (k)	12	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (k)	0*	0*
Class M2, 3.0988% 6/25/33 (k)	6	4
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (k)	13	12
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (k)	28	12
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (k)	12	10
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (k)	20	18
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (k)	16	1
Class M4, 0.8738% 5/25/36 (k)	14	0*
Class M5, 0.9138% 5/25/36 (k)	20	0*
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (k)	8	0*
Class M5, 0.8638% 4/25/36 (k)	7	0*
Advanta Business Card Master Trust:
Series 2006-A4 Class A4, 0.52% 4/21/14 (k)	570	368
Series 2006-C1 Class C1, 0.95% 10/20/14 (k)	54	4
Series 2007-A4 Class A4, 0.5% 4/22/13 (k)	197	146
Series 2007-B1 Class B, 0.72% 12/22/14 (k)	114	17
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (f)(k)	44	44
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (f)(k)	11	10
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	26	25
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (k)	7	7
Class M7, 1.3238% 10/25/36 (k)	8	0*
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (k)	7	5
Series 2004-R10 Class M1, 1.1738% 11/25/34 (k)	31	14
Series 2004-R11 Class M1, 1.1338% 11/25/34 (k)	26	13
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (k)	12	9
Class M3, 1.0238% 4/25/34 (k)	8	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R1 Class M1, 0.9238% 3/25/35 (k)	$ 43	$ 25
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (k)	39	27
Series 2005-R2 Class M1, 0.9238% 4/25/35 (k)	93	54
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (k)	8	4
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (k)	34	0*
Series 2006-M2 Class M7, 1.3738% 9/25/36 (k)	31	0*
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (k)	2	0*
Series 2004-W11 Class M2, 1.1738% 11/25/34 (k)	25	9
Series 2004-W5 Class M1, 1.0738% 4/25/34 (k)	31	18
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (k)	27	8
Class M2, 1.0738% 5/25/34 (k)	23	13
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (k)	70	25
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (k)	59	1
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (k)	65	31
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (k)	11	5
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (k)	24	13
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (k)	121	52
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (k)	11	4
Class M2, 1.5938% 6/25/34 (k)	19	12
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (k)	19	7
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (k)	19	0*
Class M9, 2.6238% 11/25/36 (k)	50	0*
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(f)(k)	154	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (k)	155	140
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (k)	15	9
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (k)	29	18
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (k)	5	4
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (k)	44	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (k)	$ 69	$ 23
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (k)	25	19
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (k)	104	93
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (k)	35	30
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.83% 6/15/10 (k)	29	28
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (k)	17	16
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (f)(k)	132	95
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (f)(k)	21	5
Class B, 1.22% 7/20/39 (f)(k)	12	2
Class C, 1.57% 7/20/39 (f)(k)	15	1
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (k)	52	2
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (k)	19	0*
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (k)	8	0*
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (k)	82	20
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (f)(k)	12	9
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (k)	24	22
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	15	8
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (f)(k)	17	12
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (k)	34	0*
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (k)	35	1
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (f)(k)	59	58
Class B, 0.735% 7/15/12 (f)(k)	59	56
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (k)	23	20
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (k)	2	1
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (k)	9	5
Class M1, 0.9738% 6/25/34 (k)	30	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class M4, 1.4438% 4/25/34 (k)	$ 7	$ 3
Series 2004-4:
Class A, 0.8438% 8/25/34 (k)	2	1
Class M2, 1.0038% 6/25/34 (k)	27	18
Series 2005-1:
Class M1, 0.8938% 8/25/35 (k)	23	17
Class MV2, 0.9138% 7/25/35 (k)	64	45
Series 2005-3 Class MV1, 0.8938% 8/25/35 (k)	112	98
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (k)	21	18
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (f)	7	6
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (k)	96	95
Series 2006-2 Class B1, 0.575% 1/17/12 (k)	132	118
Series 2007-1 Class B, 0.555% 8/15/12 (k)	132	103
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (k)	2	1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (k)	13	3
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (k)	204	57
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (k)	1	1
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (k)	318	245
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (k)	22	20
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (f)	8	8
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (k)	92	64
Series 2006-4 Class B, 1.005% 6/15/13 (k)	35	18
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (k)	3	1
Class M2, 1.2238% 2/25/34 (k)	6	4
Series 2004-A Class M1, 1.2988% 1/25/34 (k)	54	29
Series 2005-A:
Class M1, 0.9038% 1/25/35 (k)	5	4
Class M2, 0.9338% 1/25/35 (k)	79	29
Class M3, 0.9638% 1/25/35 (k)	43	18
Class M4, 1.1538% 1/25/35 (k)	16	8
Series 2006-A:
Class M4, 0.8738% 5/25/36 (k)	41	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M5, 0.9738% 5/25/36 (k)	$ 22	$ 0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (f)(k)	107	72
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (f)(k)	16	10
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (k)	40	28
Class C, 0.7013% 9/17/12 (k)	31	20
Series 2007-1 Class C, 0.7313% 3/15/13 (k)	215	142
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (k)	28	14
Series 2003-FM1 Class M1, 1.7% 3/20/33 (k)	54	33
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (k)	99	38
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (k)	18	10
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (k)	47	27
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (k)	26	8
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (k)	41	2
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (k)	1	0*
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (k)	16	15
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (k)	20	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (f)(k)	30	13
Series 2006-3:
Class B, 0.8738% 9/25/46 (f)(k)	30	5
Class C, 1.0238% 9/25/46 (f)(k)	69	8
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (f)(k)	159	81
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (k)	0*	0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (k)	45	21
Series 2003-4 Class M1, 1.6738% 10/25/33 (k)	13	6
Series 2003-5:
Class A2, 1.1738% 12/25/33 (k)	1	0*
Class M1, 1.5238% 12/25/33 (k)	15	9
Series 2003-7 Class A2, 1.2338% 3/25/34 (k)	0*	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (k)	24	11
Series 2004-3 Class M2, 2.1738% 8/25/34 (k)	15	9
Series 2004-7 Class A3, 0.8638% 1/25/35 (k)	0*	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (k)	59	53
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2005-3 Class M1, 0.8838% 8/25/35 (k)	$ 40	$ 36
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (k)	18	16
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (k)	165	114
Series 2006-7 Class M4, 0.8538% 1/25/37 (k)	52	0*
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (k)	13	8
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (k)	102	90
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (k)	35	18
Class M2, 0.8494% 1/20/35 (k)	26	13
Series 2005-3 Class A1, 0.6194% 1/20/35 (k)	18	10
Series 2006-2:
Class M1, 0.74% 3/20/36 (k)	29	15
Class M2, 0.76% 3/20/36 (k)	48	23
Series 2006-3 Class A1V, 0.55% 3/20/36 (k)	31	30
Series 2007-2 Class A3V, 0.69% 7/21/36 (k)	30	13
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (k)	56	17
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (k)	56	24
Class MV1, 0.7038% 11/25/36 (k)	46	5
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (k)	50	39
Series 2006-A Class 2A1, 1.4963% 9/27/21 (k)	34	33
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (f)(k)	12	0*
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (k)	96	43
Series 2004-2:
Class M1, 1.0038% 6/25/34 (k)	28	15
Class M2, 1.5538% 6/25/34 (k)	20	15
Series 2006-9 Class M4, 0.8438% 11/25/36 (k)	16	0*
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (k)	20	1
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (k)	10	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (k)	36	1
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (f)(k)	470	430
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (k)	27	17
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (k)	7	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (k)	$ 118	$ 83
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (k)	77	35
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (k)	2	1
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (k)	24	13
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (k)	18	11
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (k)	3	0*
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (k)	47	22
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (k)	22	11
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (k)	20	7
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (k)	18	6
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (k)	23	11
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (k)	10	0*
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (k)	25	23
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (k)	15	0*
Class M6, 0.9238% 6/25/36 (k)	8	0*
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (k)	5	4
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (k)	5	3
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (k)	3	2
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (k)	1	0*
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (k)	5	4
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (k)	29	17
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (f)(k)	25	14
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (k)	2	0*
Class M1, 1.5538% 8/25/32 (k)	3	1
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (k)	18	9
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (k)	15	0*
Series 2007-2 Class A1, 0.5738% 4/25/37 (k)	44	33
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (k)	57	53
Series 2006-4 Class A1, 0.5038% 3/25/25 (k)	46	41
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (k)	53	30
Series 2005-4 Class M2, 0.9838% 9/25/35 (k)	65	10
Series 2005-D Class M2, 0.9438% 2/25/36 (k)	13	1
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	12	10
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (k)	44	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nomura Home Equity Loan Trust: - continued
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (k)	$ 38	$ 34
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (f)(k)	26	9
Series 2006-1A Class A, 1.87% 3/20/11 (f)(k)	53	21
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (k)	16	10
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (k)	9	8
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (k)	11	10
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (k)	13	7
Class M3, 1.7238% 9/25/34 (k)	24	5
Class M4, 1.9238% 9/25/34 (k)	31	3
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (k)	18	3
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (k)	53	38
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (k)	73	43
Class M3, 1.2138% 2/25/35 (k)	9	4
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (k)	35	20
Class M3, 1.0338% 1/25/35 (k)	22	9
Class M4, 1.3038% 1/25/35 (k)	67	10
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (k)	79	3
Class M9, 2.3538% 5/25/35 (k)	27	1
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (k)	21	20
Class M4, 0.8338% 9/25/36 (k)	77	0*
Class M5, 0.8638% 9/25/36 (k)	38	0*
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (f)(k)	164	71
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (k)	20	18
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (k)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (k)	86	41
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (f)(k)	49	36
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (k)	$ 58	$ 26
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (f)(k)	78	67
Class C, 0.835% 8/15/11 (f)(k)	36	27
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (k)	11	7
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (k)	4	2
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (k)	6	3
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (k)	0*	0*
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (k)	143	116
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (f)(k)	59	17
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (k)	77	59
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (k)	238	192
Class B, 0.7413% 9/15/11 (k)	178	71
Series 2007-AE1:
Class A, 0.555% 1/15/12 (k)	44	31
Class B, 0.755% 1/15/12 (k)	39	15
Class C, 1.055% 1/15/12 (k)	48	14
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (k)	130	94
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (k)	1	0*
Series 2003-6HE Class A1, 0.9438% 11/25/33 (k)	2	1
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (f)(k)	128	122
Series 2006-2:
Class B, 0.605% 10/17/11 (k)	155	136
Class C, 0.805% 10/17/11 (k)	146	118
Series 2007-1 Class C, 0.8313% 6/15/12 (k)	166	107
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (k)	27	0*
Class M7, 1.2738% 10/25/36 (k)	20	0*
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (f)(k)	249	237
Series 2006-C2A Class C2, 0.955% 8/15/15 (f)(k)	317	138
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust: - continued
Series 2006-C3A Class C3A, 0.835% 10/15/13 (f)(k)	$ 222	$ 179
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	160	143
Series 2007-C1 Class C1, 0.855% 5/15/14 (f)(k)	193	114
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (f)	0*	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (k)	48	44
Series 2007-2 Class A1, 0.5638% 4/25/37 (k)	34	28
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	1	1
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (f)(k)	81	10
TOTAL ASSET-BACKED SECURITIES (Cost $7,800)		7,516
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (f)(k)	30	23
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (f)(k)	107	99
Class 2M, 1.4375% 2/17/52 (f)(k)	72	65
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (f)(k)	68	29
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (k)	23	19
Series 2003-J Class 2A2, 5.2918% 11/25/33 (k)	19	16
Series 2003-K Class 1A1, 5.2035% 12/25/33 (k)	3	2
Series 2003-L Class 2A1, 5.3147% 1/25/34 (k)	39	30
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (k)	58	45
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (k)	13	11
Class 2A2, 5.1951% 2/25/34 (k)	61	50
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (k)	3	3
Class 2A2, 4.0864% 3/25/34 (k)	21	16
Series 2004-C Class 1A1, 5.971% 4/25/34 (k)	6	5
Series 2004-D Class 2A1, 3.6163% 5/25/34 (k)	8	6
Series 2004-F Class 2A6, 4.1429% 7/25/34 (k)	31	30
Series 2004-J Class 2A1, 4.7597% 11/25/34 (k)	26	21
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-L Class 2A1, 4.3695% 1/25/35 (k)	$ 30	$ 23
Series 2005-H Class 1A1, 5.3329% 9/25/35 (k)	7	5
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (k)	63	43
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (k)	139	69
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (k)	26	14
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (k)	33	17
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (k)	104	78
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (k)	21	17
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (k)	87	71
Class A4, 4.399% 8/25/34 (k)	77	62
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (k)	5	4
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (k)	3	1
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (k)	6	3
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (k)	1	1
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (k)	21	10
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (k)	33	16
Class 5A2, 0.7938% 1/25/36 (k)	15	6
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (k)	5	2
Class 6M2, 0.9538% 6/25/35 (k)	67	16
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (k)	25	13
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (k)	8	4
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (k)	20	11
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (k)	1	0*
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (k)	1	1
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (k)	7	4
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (k)	2	1
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (k)	1	1
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (k)	104	73
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (k)	$ 155	$ 81
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (k)	32	26
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (k)	3	2
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (k)	108	83
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (f)(k)	129	99
Class C2, 1.6125% 10/18/54 (f)(k)	43	22
Class M2, 1.3925% 10/18/54 (f)(k)	74	48
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (f)(k)	111	52
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (f)(k)	141	61
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (f)(k)	272	19
Series 2006-2 Class C1, 0.94% 12/20/54 (k)	242	24
Series 2006-3 Class C2, 0.97% 12/20/54 (k)	51	3
Series 2006-4:
Class B1, 0.56% 12/20/54 (k)	136	27
Class C1, 0.85% 12/20/54 (k)	83	6
Class M1, 0.64% 12/20/54 (k)	36	5
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (k)	84	8
Class 1M1, 0.62% 12/20/54 (k)	55	8
Class 2C1, 0.9% 12/20/54 (k)	38	4
Class 2M1, 0.72% 12/20/54 (k)	70	11
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (k)	97	10
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (k)	19	5
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (k)	14	9
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (k)	26	18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (k)	19	9
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (f)(k)	28	19
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (k)	88	50
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (k)	$ 7	$ 4
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (k)	12	7
Series 2005-1:
Class M4, 1.2238% 4/25/35 (k)	1	0*
Class M5, 1.2438% 4/25/35 (k)	1	0*
Class M6, 1.2938% 4/25/35 (k)	2	0*
Series 2005-3 Class A1, 0.7138% 8/25/35 (k)	28	14
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (k)	9	0*
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (k)	8	1
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (k)	90	54
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (k)	68	56
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (k)	183	151
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (k)	109	89
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (k)	302	259
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (f)(k)	22	11
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (k)	3	2
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (k)	65	31
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (k)	81	34
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (f)(k)	9	5
Class C, 0.645% 6/15/22 (f)(k)	58	29
Class D, 0.655% 6/15/22 (f)(k)	22	10
Class E, 0.665% 6/15/22 (f)(k)	35	14
Class F, 0.695% 6/15/22 (f)(k)	64	22
Class G, 0.765% 6/15/22 (f)(k)	13	4
Class H, 0.785% 6/15/22 (f)(k)	27	7
Class J, 0.825% 6/15/22 (f)(k)	31	6
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (k)	10	6
Series 2003-B Class A1, 0.8138% 4/25/28 (k)	11	6
Series 2003-D Class A, 0.7838% 8/25/28 (k)	9	6
Series 2003-E Class A2, 2.0813% 10/25/28 (k)	15	9
Series 2003-F Class A2, 3.805% 10/25/28 (k)	12	7
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
floater:
Series 2004-A Class A2, 3.715% 4/25/29 (k)	$ 14	$ 9
Series 2004-B Class A2, 2.8388% 6/25/29 (k)	11	6
Series 2004-C Class A2, 2.15% 7/25/29 (k)	12	7
Series 2004-D Class A2, 3.4625% 9/25/29 (k)	10	6
Series 2004-E:
Class A2B, 3.825% 11/25/29 (k)	25	16
Class A2D, 4.015% 11/25/29 (k)	4	2
Series 2004-G Class A2, 3.48% 11/25/29 (k)	12	7
Series 2005-A Class A2, 3.3525% 2/25/30 (k)	12	7
Series 2005-B Class A2, 2.7988% 7/25/30 (k)	35	22
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (k)	74	0*
Series 2004-A4 Class A1, 4.2286% 8/25/34 (k)	123	94
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (k)	72	57
Class A7, 4.4861% 2/25/35 (k)	102	66
Series 2006-A6 Class A4, 5.3897% 10/25/33 (k)	91	74
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (k)	13	8
Class A2, 0.9238% 12/25/34 (k)	17	12
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (k)	15	10
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (k)	147	72
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (k)	111	5
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (k)	93	63
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (k)	24	17
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (k)	235	187
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (f)(k)	62	30
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (f)(k)	48	25
Series 2004-A:
Class B4, 1.6488% 2/10/36 (f)(k)	36	13
Class B5, 2.1488% 2/10/36 (f)(k)	24	8
Series 2004-B:
Class B4, 1.5488% 2/10/36 (f)(k)	16	4
Class B5, 1.9988% 2/10/36 (f)(k)	12	3
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B6, 2.4488% 2/10/36 (f)(k)	$ 4	$ 1
Series 2004-C:
Class B4, 1.3988% 9/10/36 (f)(k)	20	6
Class B5, 1.7988% 9/10/36 (f)(k)	23	6
Class B6, 2.1988% 9/10/36 (f)(k)	5	1
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (k)	78	60
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	11	10
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (k)	11	8
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (k)	65	53
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (f)(k)	12	9
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (f)(k)	3	3
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (k)	20	12
Series 2004-1 Class A, 1.8888% 2/20/34 (k)	7	5
Series 2004-10 Class A4, 4.5188% 11/20/34 (k)	11	7
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (k)	32	19
Series 2004-3 Class A, 3.885% 5/20/34 (k)	10	6
Series 2004-4 Class A, 4.4388% 5/20/34 (k)	38	24
Series 2004-5 Class A3, 2.9113% 6/20/34 (k)	15	9
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (k)	11	7
Class A3B, 2.3038% 7/20/34 (k)	2	1
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (k)	12	7
Class A3B, 2.1388% 7/20/34 (k)	1	1
Series 2004-8 Class A2, 2.15% 9/20/34 (k)	29	19
Series 2005-1 Class A2, 1.8388% 2/20/35 (k)	19	12
Series 2005-2 Class A2, 2.03% 3/20/35 (k)	24	14
Series 2005-3 Class A1, 0.67% 5/20/35 (k)	12	6
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (k)	24	0*
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (f)(k)	4	2
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.: - continued
Series 2003-15A Class 4A, 5.4533% 4/25/33 (k)	$ 58	$ 47
Series 2003-20 Class 1A1, 5.5% 7/25/33	40	34
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (k)	148	76
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (k)	7	7
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (k)	3	3
Series 2003-AR10 Class A7, 4.669% 10/25/33 (k)	289	182
Series 2003-AR8 Class A, 4.2743% 8/25/33 (k)	59	48
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (k)	15	15
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (k)	173	139
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (k)	59	47
Series 2004-H Class A1, 4.5322% 6/25/34 (k)	145	118
Series 2004-W:
Class A1, 4.5429% 11/25/34 (k)	59	47
Class A9, 4.5429% 11/25/34 (k)	120	75
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (k)	137	107
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (k)	202	155
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (k)	132	102
TOTAL PRIVATE SPONSOR		4,929
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	310	323
Series 2002-9 Class PC, 6% 3/25/17	47	49
TOTAL U.S. GOVERNMENT AGENCY		372
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,459)		5,301
Commercial Mortgage Securities - 0.8%
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 175	$ 136
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (f)(k)	28	13
Class G, 0.9913% 3/15/22 (f)(k)	18	7
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (f)(k)	72	32
Class G, 0.785% 10/15/19 (f)(k)	49	17
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (f)(k)	5	3
Series 2004-1:
Class A, 0.8338% 4/25/34 (f)(k)	62	47
Class B, 2.3738% 4/25/34 (f)(k)	7	3
Class M1, 1.0338% 4/25/34 (f)(k)	6	4
Class M2, 1.6738% 4/25/34 (f)(k)	5	3
Series 2004-2:
Class A, 0.9038% 8/25/34 (f)(k)	46	37
Class M1, 1.0538% 8/25/34 (f)(k)	11	7
Series 2004-3:
Class A1, 0.8438% 1/25/35 (f)(k)	95	69
Class A2, 0.8938% 1/25/35 (f)(k)	14	10
Class M1, 0.9738% 1/25/35 (f)(k)	16	11
Class M2, 1.4738% 1/25/35 (f)(k)	11	6
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (f)(k)	69	49
Class M1, 0.9038% 8/25/35 (f)(k)	5	2
Class M2, 0.9538% 8/25/35 (f)(k)	8	3
Class M3, 0.9738% 8/25/35 (f)(k)	5	2
Class M4, 1.0838% 8/25/35 (f)(k)	4	1
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (f)(k)	38	25
Class A2, 0.8738% 11/25/35 (f)(k)	25	16
Class M1, 0.9138% 11/25/35 (f)(k)	4	2
Class M2, 0.9638% 11/25/35 (f)(k)	6	2
Class M3, 0.9838% 11/25/35 (f)(k)	5	2
Class M4, 1.0738% 11/25/35 (f)(k)	6	2
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (f)(k)	89	51
Class B1, 1.8738% 1/25/36 (f)(k)	8	3
Class M1, 0.9238% 1/25/36 (f)(k)	29	16
Class M2, 0.9438% 1/25/36 (f)(k)	9	5
Class M3, 0.9738% 1/25/36 (f)(k)	13	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M4, 1.0838% 1/25/36 (f)(k)	$ 7	$ 3
Class M5, 1.1238% 1/25/36 (f)(k)	7	3
Class M6, 1.1738% 1/25/36 (f)(k)	7	3
Series 2006-1:
Class A2, 0.8338% 4/25/36 (f)(k)	14	9
Class M1, 0.8538% 4/25/36 (f)(k)	5	2
Class M2, 0.8738% 4/25/36 (f)(k)	5	2
Class M3, 0.8938% 4/25/36 (f)(k)	4	2
Class M4, 0.9938% 4/25/36 (f)(k)	3	1
Class M5, 1.0338% 4/25/36 (f)(k)	2	1
Class M6, 1.1138% 4/25/36 (f)(k)	5	3
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (f)(k)	136	109
Class A2, 0.7538% 7/25/36 (f)(k)	12	10
Class B1, 1.3438% 7/25/36 (f)(k)	5	1
Class B3, 3.1738% 7/25/36 (f)(k)	7	1
Class M1, 0.7838% 7/25/36 (f)(k)	13	6
Class M2, 0.8038% 7/25/36 (f)(k)	9	4
Class M3, 0.8238% 7/25/36 (f)(k)	8	3
Class M4, 0.8938% 7/25/36 (f)(k)	5	2
Class M5, 0.9438% 7/25/36 (f)(k)	6	2
Class M6, 1.0138% 7/25/36 (f)(k)	9	3
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (f)(k)	8	2
Class B2, 1.8238% 10/25/36 (f)(k)	6	2
Class B3, 3.0738% 10/25/36 (f)(k)	9	2
Class M4, 0.9038% 10/25/36 (f)(k)	9	4
Class M5, 0.9538% 10/25/36 (f)(k)	11	4
Class M6, 1.0338% 10/25/36 (f)(k)	21	8
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (f)(k)	38	26
Class A2, 0.7438% 12/25/36 (f)(k)	171	118
Class B1, 1.1738% 12/25/36 (f)(k)	6	1
Class B2, 1.7238% 12/25/36 (f)(k)	6	3
Class B3, 2.9238% 12/25/36 (f)(k)	10	5
Class M1, 0.7638% 12/25/36 (f)(k)	12	8
Class M2, 0.7838% 12/25/36 (f)(k)	8	5
Class M3, 0.8138% 12/25/36 (f)(k)	8	4
Class M4, 0.8738% 12/25/36 (f)(k)	10	4
Class M5, 0.9138% 12/25/36 (f)(k)	9	4
Class M6, 0.9938% 12/25/36 (f)(k)	8	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class A2, 0.7438% 3/25/37 (f)(k)	$ 32	$ 18
Class B1, 1.1438% 3/25/37 (f)(k)	10	4
Class B2, 1.6238% 3/25/37 (f)(k)	8	2
Class B3, 3.8238% 3/25/37 (f)(k)	20	6
Class M1, 0.7438% 3/25/37 (f)(k)	9	5
Class M2, 0.7638% 3/25/37 (f)(k)	7	4
Class M3, 0.7938% 3/25/37 (f)(k)	6	3
Class M4, 0.8438% 3/25/37 (f)(k)	5	2
Class M5, 0.8938% 3/25/37 (f)(k)	8	3
Class M6, 0.9738% 3/25/37 (f)(k)	11	4
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (f)(k)	28	17
Class A2, 0.7938% 7/25/37 (f)(k)	27	16
Class B1, 2.0738% 7/25/37 (f)(k)	8	3
Class B2, 2.7238% 7/25/37 (f)(k)	7	2
Class B3, 3.8238% 7/25/37 (f)(k)	8	2
Class M1, 0.8438% 7/25/37 (f)(k)	10	5
Class M2, 0.8838% 7/25/37 (f)(k)	5	3
Class M3, 0.9638% 7/25/37 (f)(k)	5	3
Class M4, 1.1238% 7/25/37 (f)(k)	10	4
Class M5, 1.2238% 7/25/37 (f)(k)	9	4
Class M6, 1.4738% 7/25/37 (f)(k)	12	4
Series 2007-3:
Class A2, 0.7638% 7/25/37 (f)(k)	47	35
Class B1, 1.4238% 7/25/37 (f)(k)	8	4
Class B2, 2.0738% 7/25/37 (f)(k)	19	9
Class B3, 4.4738% 7/25/37 (f)(k)	10	5
Class M1, 0.7838% 7/25/37 (f)(k)	7	4
Class M2, 0.8138% 7/25/37 (f)(k)	7	4
Class M3, 0.8438% 7/25/37 (f)(k)	11	6
Class M4, 0.9738% 7/25/37 (f)(k)	18	9
Class M5, 1.0738% 7/25/37 (f)(k)	9	5
Class M6, 1.2738% 7/25/37 (f)(k)	7	4
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (f)(k)	10	3
Class B2, 3.9238% 9/25/37 (f)(k)	37	11
Class M1, 1.4238% 9/25/37 (f)(k)	10	5
Class M2, 1.5238% 9/25/37 (f)(k)	10	4
Class M4, 2.0738% 9/25/37 (f)(k)	25	10
Class M5, 2.2238% 9/25/37 (f)(k)	25	9
Class M6, 2.4238% 9/25/37 (f)(k)	25	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (f)(k)	$ 36	$ 21
Class H, 1.1113% 3/15/19 (f)(k)	25	11
Class J, 1.3113% 3/15/19 (f)(k)	18	7
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (f)(k)	19	12
Class E, 0.755% 3/15/22 (f)(k)	98	57
Class F, 0.805% 3/15/22 (f)(k)	60	34
Class G, 0.855% 3/15/22 (f)(k)	15	8
Class H, 1.005% 3/15/22 (f)(k)	19	8
Class J, 1.155% 3/15/22 (f)(k)	19	8
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (f)(k)	50	22
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (f)(k)	20	6
Class H, 0.825% 11/15/36 (f)(k)	16	5
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	287
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	675	577
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (f)(k)	43	20
Class E, 0.825% 4/15/17 (f)(k)	14	6
Class F, 0.865% 4/15/17 (f)(k)	8	3
Class G, 1.005% 4/15/17 (f)(k)	8	3
Class H, 1.075% 4/15/17 (f)(k)	8	3
Class J, 1.305% 4/15/17 (f)(k)	6	3
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (f)(k)	18	6
Class G, 0.9613% 11/15/17 (f)(k)	12	4
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	435	324
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9364% 1/15/37 (f)(k)(m)	5,049	84
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (f)(k)	84	25
0.7313% 2/15/22 (f)(k)	30	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class F, 0.7813% 2/15/22 (f)(k)	$ 60	$ 13
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (k)	350	244
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (f)(k)	38	22
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (f)(k)	10	5
Class E, 0.7413% 11/15/18 (f)(k)	15	7
Class F, 0.7913% 11/15/18 (f)(k)	22	10
Class G, 0.8213% 11/15/18 (f)(k)	19	8
Class H, 0.9613% 11/15/18 (f)(k)	15	6
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	389
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	87	85
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (f)(k)	52	21
Class G, 0.815% 9/15/21 (f)(k)	102	37
Class H, 0.855% 9/15/21 (f)(k)	26	9
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A3, 5.364% 8/12/48	470	275
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (f)(k)	37	4
Series 2007-XCLA Class A1, 0.662% 7/17/17 (f)(k)	124	68
Series 2007-XLCA Class B, 0.9613% 7/17/17 (f)(k)	71	6
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (f)(k)	30	8
Class E, 0.712% 10/15/20 (f)(k)	38	8
Class F, 0.762% 10/15/20 (f)(k)	23	4
Class G, 0.802% 10/15/20 (f)(k)	28	4
Class H, 0.892% 10/15/20 (f)(k)	18	2
Class J, 1.042% 10/15/20 (f)(k)	20	2
Class MHRO, 1.152% 10/15/20 (f)(k)	8	1
Class MJPM, 1.462% 10/15/20 (f)(k)	3	0*
Class MSTR, 1.162% 10/15/20 (f)(k)	5	1
Class NHRO, 1.352% 10/15/20 (f)(k)	12	1
Class NSTR, 1.312% 10/15/20 (f)(k)	5	1
Series 2007-HQ12 Class A2, 5.6322% 4/12/49 (k)	535	411
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (f)(k)	$ 96	$ 8
Class D, 1.1613% 7/17/17 (f)(k)	45	3
Class E, 1.2613% 7/17/17 (f)(k)	37	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	440	352
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (f)(k)	9	7
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (f)(k)	58	32
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (f)(k)	63	26
Class F, 0.795% 8/11/18 (f)(k)	85	25
Class G, 0.815% 8/11/18 (f)(k)	80	20
Class J, 0.9331% 8/11/18 (f)(k)	18	6
Class X1A, 0.0239% 9/15/21 (f)(k)(m)	128	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (f)(k)	4	1
Class AP2, 1.255% 6/15/20 (f)(k)	7	1
Class F, 0.935% 6/15/20 (f)(k)	134	43
Class LXR2, 1.255% 6/15/20 (f)(k)	92	14
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43	355	214
Series 2007-C32 Class A2, 5.7357% 6/15/49 (k)	140	101
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	234
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,728)		5,510
Fixed-Income Funds - 15.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (l)	100,327	7,116
Fidelity Commercial Mortgage-Backed Securities Central Fund (l)	256,684	17,455
Fidelity Corporate Bond 1-10 Year Central Fund (l)	319,533	28,352
Fidelity High Income Central Fund 2 (l)	197,543	14,869
Fidelity Mortgage Backed Securities Central Fund (l)	493,114	49,297
TOTAL FIXED-INCOME FUNDS (Cost $135,862)		117,089
Money Market Funds - 7.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.59% (b)	56,607,920	$ 56,608
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	1,358,775	1,359
TOTAL MONEY MARKET FUNDS (Cost $57,967)		57,967
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $959)	$ 959	959
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $956,439)		782,435
NET OTHER ASSETS - (6.2)%		(45,774)
NET ASSETS - 100%		$ 736,661
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
193 CME E-mini S&P 500 Index Contracts	March 2009	$ 7,085	$ (422)

The face value of futures purchased as a percentage of net assets - 1%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (i)

	Oct. 2036	$ 96	$ (92)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)	Dec. 2034	79	(75)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (j)	Sept. 2037	300	(290)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (j)	Sept. 2037	200	(193)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (i)	March 2034	22	(1)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (i)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (i)	August 2035	200	(188)
TOTAL CREDIT DEFAULT SWAPS		$ 898	$ (840)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,500	$ 53
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	167
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	509
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	868
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 1,597
		$ 18,898	$ 757
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,182,000 or 1.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,350,000.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $593,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	6/6/08	$ 891
Washington Mutual, Inc.	10/6/08	$ 17
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$959,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 516
Barclays Capital, Inc.	124
Citigroup Global Markets, Inc.	71
HSBC Securities (USA), Inc.	36
J.P. Morgan Securities, Inc.	70
Societe Generale, New York Branch	142
$ 959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 816
Fidelity 1-3 Year Duration Securitized Bond Central Fund	192
Fidelity Cash Central Fund	345
Fidelity Commercial Mortgage-Backed Securities Central Fund	658
Fidelity Corporate Bond 1-10 Year Central Fund	1,389
Fidelity Mortgage Backed Securities Central Fund	1,795
Fidelity Securities Lending Cash Central Fund	49
Fidelity Ultra-Short Central Fund	193
Total	$ 5,437
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,170	$ 192	$ 4,806	$ 7,116	0.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	25,879	657	3,364	17,455	0.7%
Fidelity Corporate Bond 1-10 Year Central Fund	56,418	1,389	24,966	28,352	1.2%
Fidelity High Income Central Fund 2	19,738	3,033	3,287	14,869	4.1%
Fidelity Mortgage Backed Securities Central Fund	88,196	1,795	41,930	49,297	0.7%
Fidelity Ultra-Short Central Fund	27,012	-	22,730*	-	0.0%
Total	$ 230,413	$ 7,066	$ 101,083	$ 117,089
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 782,435	$ 583,319	$ 196,712	$ 2,404
Other Financial Instruments*	$ 335	$ (422)	$ 1,597	$ (840)
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 1,103	$ (1,284)
Total Realized Gain (Loss)	22	-*
Total Unrealized Gain (Loss)	(668)	899
Cost of Purchases	1,999	-
Proceeds of Sales	(82)	-
Amortization/Accretion	12	-
Transfer in/out of Level 3	18	(455)
Ending Balance	$ 2,404	$ (840)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(950,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	25.1%
AAA,AA,A	10.0%
BBB	5.3%
BB	0.9%
B	1.1%
CCC,CC,C	0.1%
D	0.0%†
Not Rated	0.1%
Equities	59.6%
Short-Term Investments and Net Other Assets	(2.2)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.9%
United Kingdom	1.3%
Canada	1.3%
Netherlands	1.2%
Bermuda	1.2%
Others (individually less than 1%)	5.1%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
† Amount represents less than .1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,293 and repurchase agreements of $959) - See accompanying schedule: Unaffiliated issuers (cost $762,610)	$ 607,379
Fidelity Central Funds (cost $193,829)	175,056
Total Investments (cost $956,439)		$ 782,435
Foreign currency held at value (cost $34)		34
Receivable for investments sold		12,021
Receivable for swap agreements		4
Receivable for fund shares sold		437
Dividends receivable		1,228
Interest receivable		1,438
Distributions receivable from Fidelity Central Funds		657
Unrealized appreciation on swap agreements		1,597
Prepaid expenses		9
Other receivables		88
Total assets		799,948
Liabilities
Payable to custodian bank	$ 1,332
Payable for investments purchased Regular delivery	13,053
Delayed delivery	36,906
Payable for swap agreements	222
Payable for fund shares redeemed	8,475
Accrued management fee	276
Distribution fees payable	317
Payable for daily variation on futures contracts	172
Other affiliated payables	238
Other payables and accrued expenses	97
Collateral on securities loaned, at value	1,359
Unrealized depreciation on swap agreements	840
Total liabilities		63,287
Net Assets		$ 736,661
Net Assets consist of:
Paid in capital		$ 1,138,634
Undistributed net investment income		1,776
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(230,175)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(173,574)
Net Assets		$ 736,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,782 ÷ 16,808.1 shares)	$ 9.63

Maximum offering price per share (100/94.25 of $9.63)	$ 10.22
Class T: Net Asset Value and redemption price per share ($482,634 ÷ 49,747.2 shares)	$ 9.70

Maximum offering price per share (100/96.50 of $9.70)	$ 10.05
Class B: Net Asset Value and offering price per share ($24,754 ÷ 2,575.8 shares)A	$ 9.61

Class C: Net Asset Value and offering price per share ($48,154 ÷ 5,021.2 shares)A	$ 9.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,337 ÷ 1,980.4 shares)	$ 9.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Dividends		$ 6,075
Interest		2,465
Income from Fidelity Central Funds		5,437
Total income		13,977

Expenses
Management fee	$ 1,848
Transfer agent fees	1,281
Distribution fees	2,133
Accounting and security lending fees	193
Custodian fees and expenses	118
Independent trustees' compensation	3
Depreciation in deferred trustee compensation account	(1)
Registration fees	51
Audit	58
Legal	4
Miscellaneous	44
Total expenses before reductions	5,732
Expense reductions	(33)	5,699
Net investment income (loss)		8,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(208,222)
Fidelity Central Funds	(16,932)
Foreign currency transactions	(238)
Futures contracts	(1,847)
Swap agreements	(697)
Total net realized gain (loss)		(227,936)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3)	(169,060)
Assets and liabilities in foreign currencies	1
Futures contracts	(422)
Swap agreements	1,550
Total change in net unrealized appreciation (depreciation)		(167,931)
Net gain (loss)		(395,867)
Net increase (decrease) in net assets resulting from operations		$ (387,589)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,278	$ 20,975
Net realized gain (loss)	(227,936)	23,259
Change in net unrealized appreciation (depreciation)	(167,931)	(148,320)
Net increase (decrease) in net assets resulting from operations	(387,589)	(104,086)
Distributions to shareholders from net investment income	(6,459)	(25,979)
Distributions to shareholders from net realized gain	(4,005)	(106,465)
Total distributions	(10,464)	(132,444)
Share transactions - net increase (decrease)	(67,223)	46,614
Total increase (decrease) in net assets	(465,276)	(189,916)

Net Assets
Beginning of period	1,201,937	1,391,853
End of period (including undistributed net investment income of $1,776 and distributions in excess of net investment income of $43, respectively)	$ 736,661	$ 1,201,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.12	.29	.32	.21	.33	.37 H	.34
Net realized and unrealized gain (loss)	(4.89)	(1.42)	1.84	.84	.58	.59	1.33
Total from investment operations	(4.77)	(1.13)	2.16	1.05	.91	.96	1.67
Distributions from net investment income	(.10)	(.36)	(.34)	(.22)	(.39)	(.36)	(.34)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.15)	(1.69)	(1.19)	(1.21) M	(.39)	(.36)	(.34)
Net asset value, end of period	$ 9.63	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44
Total Return B, C, D	(32.97)%	(7.52)%	13.55%	6.66%	5.77%	6.28%	12.04%
Ratios to Average Net Assets F, J
Expenses before reductions	1.06% A	.98%	.98%	.99% A	1.00%	.98%	.96%
Expenses net of fee waivers, if any	1.06% A	.98%	.98%	.99% A	1.00%	.98%	.96%
Expenses net of all reductions	1.05% A	.97%	.97%	.98% A	.96%	.97%	.95%
Net investment income (loss)	2.08% A	1.82%	1.89%	1.70% A	2.05%	2.35%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 270	$ 266	$ 208	$ 169	$ 149	$ 131
Portfolio turnover rate G	263% A	103% L	88% L	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17
Income from Investment Operations
Net investment income (loss) E	.10	.25	.28	.18	.29	.33 H	.30
Net realized and unrealized gain (loss)	(4.93)	(1.44)	1.85	.86	.58	.60	1.33
Total from investment operations	(4.83)	(1.19)	2.13	1.04	.87	.93	1.63
Distributions from net investment income	(.08)	(.31)	(.29)	(.18)	(.35)	(.31)	(.30)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.13)	(1.64)	(1.14)	(1.18)	(.35)	(.31)	(.30)
Net asset value, end of period	$ 9.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50
Total Return B, C, D	(33.08)%	(7.77)%	13.32%	6.53%	5.47%	6.05%	11.68%
Ratios to Average Net Assets F, J
Expenses before reductions	1.30% A	1.20%	1.20%	1.22% A	1.24%	1.24%	1.22%
Expenses net of fee waivers, if any	1.30% A	1.20%	1.20%	1.22% A	1.24%	1.24%	1.22%
Expenses net of all reductions	1.30% A	1.20%	1.20%	1.21% A	1.21%	1.23%	1.21%
Net investment income (loss)	1.84% A	1.59%	1.66%	1.47% A	1.81%	2.08%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 483	$ 778	$ 948	$ 949	$ 1,038	$ 1,278	$ 1,350
Portfolio turnover rate G	263% A	103% L	88% L	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.10	.19	.24 H	.22
Net realized and unrealized gain (loss)	(4.88)	(1.43)	1.82	.85	.59	.59	1.32
Total from investment operations	(4.81)	(1.27)	2.00	.95	.78	.83	1.54
Distributions from net investment income	(.05)	(.21)	(.18)	(.11)	(.26)	(.23)	(.22)
Distributions from net realized gain	(.04)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.09)	(1.54)	(1.03)	(1.10) M	(.26)	(.23)	(.22)
Net asset value, end of period	$ 9.61	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38
Total Return B, C, D	(33.22)%	(8.31)%	12.59%	6.03%	4.92%	5.43%	11.08%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.79%	1.80%	1.84% A	1.85%	1.84%	1.79%
Expenses net of fee waivers, if any	1.82% A	1.79%	1.80%	1.84% A	1.83%	1.80%	1.79%
Expenses net of all reductions	1.81% A	1.78%	1.80%	1.83% A	1.80%	1.80%	1.78%
Net investment income (loss)	1.32% A	1.00%	1.06%	.85% A	1.21%	1.52%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 45	$ 64	$ 79	$ 99	$ 122	$ 128
Portfolio turnover rate G	263% A	103% L	88% L	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.07	.16	.19	.11	.20	.24 H	.22
Net realized and unrealized gain (loss)	(4.87)	(1.41)	1.82	.84	.58	.60	1.32
Total from investment operations	(4.80)	(1.25)	2.01	.95	.78	.84	1.54
Distributions from net investment income	(.05)	(.23)	(.20)	(.12)	(.26)	(.23)	(.22)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.10)	(1.56)	(1.05)	(1.11) M	(.26)	(.23)	(.22)
Net asset value, end of period	$ 9.59	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37
Total Return B, C, D	(33.25)%	(8.22)%	12.66%	6.04%	4.94%	5.50%	11.09%
Ratios to Average Net Assets F, J
Expenses before reductions	1.81% A	1.74%	1.75%	1.78% A	1.81%	1.80%	1.78%
Expenses net of fee waivers, if any	1.81% A	1.74%	1.75%	1.78% A	1.81%	1.80%	1.78%
Expenses net of all reductions	1.81% A	1.74%	1.74%	1.77% A	1.77%	1.80%	1.77%
Net investment income (loss)	1.33% A	1.05%	1.11%	.91% A	1.24%	1.52%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 79	$ 82	$ 73	$ 73	$ 79	$ 77
Portfolio turnover rate G	263% A	103% L	88% L	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25
Income from Investment Operations
Net investment income (loss) D	.13	.33	.38	.25	.37	.41 G	.38
Net realized and unrealized gain (loss)	(4.96)	(1.44)	1.86	.85	.59	.60	1.34
Total from investment operations	(4.83)	(1.11)	2.24	1.10	.96	1.01	1.72
Distributions from net investment income	(.12)	(.40)	(.39)	(.24)	(.43)	(.39)	(.38)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(.17)	(1.73)	(1.24)	(1.24) G	(.43)	(.39)	(.38)
Net asset value, end of period	$ 9.76	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59
Total Return B, C	(32.93)%	(7.29)%	13.92%	6.89%	6.04%	6.55%	12.31%
Ratios to Average Net Assets E, I
Expenses before reductions	.79% A	.71%	.68%	.69% A	.75%	.74%	.70%
Expenses net of fee waivers, if any	.79% A	.71%	.68%	.69% A	.75%	.74%	.70%
Expenses net of all reductions	.78% A	.70%	.67%	.67% A	.71%	.73%	.68%
Net investment income (loss)	2.35% A	2.09%	2.18%	2.00% A	2.30%	2.59%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 29	$ 32	$ 17	$ 20	$ 28	$ 39
Portfolio turnover rate F	263% A	103% K	88% K	59% A	145%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,475
Unrealized depreciation	(205,470)
Net unrealized appreciation (depreciation)	$ (189,995)
Cost for federal income tax purposes	$ 972,430

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $898 representing 0.12% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $919,566 and $989,249, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.0%	.25%	$ 245	$ 14
Class T	.25%	.25%	1,440	30
Class B	.75%	.25%	156	118
Class C	.75%	.25%	292	44
			$ 2,133	$ 206

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	11
Class B*	46
Class C*	4
$ 83

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 285.29
Class T	823.28
Class B	47.30
Class C	87.30
Institutional Class	39.27
	$ 1,281

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $13,614 in return for its 218 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $7. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $49.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 1,663	$ 6,349
Class T	4,097	16,924
Class B	133	728
Class C	261	1,209
Institutional Class	305	769
Total	$ 6,459	$ 25,979
From net realized gain
Class A	$ 906	$ 20,978
Class T	2,583	71,765
Class B	131	4,800
Class C	254	6,415
Institutional Class	131	2,507
Total	$ 4,005	$ 106,465

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	2,042	6,357	$ 23,185	$ 100,338
Reinvestment of distributions	215	1,587	2,454	26,266
Shares redeemed	(4,045)	(4,655)	(45,771)	(71,808)
Net increase (decrease)	(1,788)	3,289	$ (20,132)	$ 54,796
Class T
Shares sold	5,583	7,304	$ 61,951	$ 114,982
Reinvestment of distributions	557	5,080	6,394	85,131
Shares redeemed	(9,488)	(13,527)	(107,235)	(214,462)
Net increase (decrease)	(3,348)	(1,143)	$ (38,890)	$ (14,349)
Class B
Shares sold	224	482	$ 2,491	$ 7,577
Reinvestment of distributions	21	302	242	5,034
Shares redeemed	(753)	(1,371)	(8,405)	(21,423)
Net increase (decrease)	(508)	(587)	$ (5,672)	$ (8,812)
Class C
Shares sold	649	1,566	$ 7,119	$ 24,649
Reinvestment of distributions	39	397	443	6,599
Shares redeemed	(1,144)	(1,246)	(12,572)	(19,444)
Net increase (decrease)	(456)	717	$ (5,010)	$ 11,804
Institutional Class
Shares sold	1,094	826	$ 13,629	$ 13,366
Reinvestment of distributions	36	173	415	2,907
Shares redeemed	(1,119)	(823)	(11,563)	(13,098)
Net increase (decrease)	11	176	$ 2,481	$ 3,175

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other - continued

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

In March, 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-USAN-0409
1.786778.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 5, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 5, 2009